As filed with the Securities and Exchange Commission on December 9, 2010

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

President

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2011

Date of reporting period: September 30, 2010

Item 1. Reports to Stockholders.

Semi-Annual Report

September 30th, 2010

DoubleLine Total Return Bond Fund

DBLTX (I-share)

DLTNX (N-share)

DoubleLine Core Fixed Income Fund

DBLFX (I-share)

DLFNX (N-share)

DoubleLine Emerging Markets Fixed Income Fund

DBLEX (I-share)

DLENX (N-share)

DoubleLine Capital LP	333 S. Grand Avenue 18th Floor Los Angeles, California 90071 doubleline.com

Semi-Annual Report	September 30, 2010	3

President’s Letter

Dear DoubleLine Funds Shareholder:

The DoubleLine Funds were organized on January 12, 2010. We launched two Funds on April 6, the DoubleLine Total Return Bond Fund and the DoubleLine Emerging Markets Fixed Income Fund. On June 1, we launched our third Fund, the DoubleLine Core Fixed Income Fund. Since April 6, investors have allocated over $3 billion to the Funds through September 30, 2010. We strive to deliver superior risk-adjusted returns while working to avoid the double line of risk on the road to successful investing. This motto was inspired by Piet Mondrian (1872-1944), a leading abstract painter of the 20th century, known for his simplicity in balancing brilliant colors and bold black lines. DoubleLine Capital, advisor to the Funds, strives for similar balance by providing investment solutions that integrate risk management with the pursuit of excess returns.

Highlights of Financial Markets through our Semi-Annual reporting period

•

Mortgage-Backed Securities (MBS): Agency MBS underperformed the Barclay’s Capital U.S. Aggregate Bond Index and the Barclay’s Capital U.S. Treasury Index during the nine months ended September 30. This underperformance was due to two factors: the drop in Treasury rates and growing concern over faster prepayments for premium mortgages. Particularly in the third quarter, market chatter picked up over the possibility of a government-engineered “Great Refi”. Many technical and fundamental problems stand in the way of a Washington-orchestrated mass refinancing, although such an outcome cannot be excluded, particularly if the housing market worsens. Non-Agency MBS continued their ascent as the market grew more comfortable with its ability to price these securities, which, as of September 30, 2010 were trading at significant discounts even under severe stress-case scenarios, and the technical advantage afforded by the bid for yield and the shrinking supply of non-Agency inventory after three years of no significant new issuance.

•

Treasuries: Rates on Treasuries declined while the yield curve flattened, an evolution begun by the flight to quality spurred by concerns over Greek, Ireland and Eurozone stability, and which persisted on economic weakness in the U.S. and growing expectation of large-scale asset purchases by the Federal Reserve. The yield on the 10-year Treasury note, which on April 5 marked 3.988% as the high for the year to date, marked a low for the nine-month period, ended September 30, 2010 of 2.467% on September 28. The 10-year to 2-year spread tightened from a reporting-period high of 291 basis points to a reporting-period low of 195 bps on August 26. After the reporting period, the 10-year yield backed up somewhat, although in contained fashion. “Quantitative easing” essentially means the central bank is increasing the money supply. Consequently, QE2 has raised inflation concerns, although expectations of high joblessness persist. Furthermore, money velocity continues to remain below 1, indicating hoarding of dollars, rather than their recirculation in the form of spending and lending activity.

•

Corporates: Risk appetite returned to both the investment grade and the high yield corporate markets despite some hiccups courtesy of natural disasters (the Icelandic volcano) and man-made disasters (the BP oil spill). Spread-tightening took a breather in the second quarter, primarily due to concerns surrounding the sovereign risks inherent in debt issued by Greece. Nonetheless, due to the low absolute level of interest rates and a desire to invest higher on the capital structure, money continued to flow into spread products at the expense of other asset classes. The fundamental credit quality of Corporate debt continued to look good with corporate balance sheets continuing to de-lever. From a technical perspective, the strong bid suggests strongly that 2010 will prove to be a banner year for corporate debt issuance as corporate treasurers continue to take advantage of historically low borrowing rates.

4	DoubleLine Funds

•

Emerging Market Debt: The sector experienced strong inflows from sovereign wealth funds, retail investors and domestic institutional investors, the lest of these having increased their allocations on the strength of the sector’s solid credit fundamentals, exhibited by a series of sovereign credit ratings upgrades. At the start of 2010, emerging markets benefited from general optimism over the prospects for global growth. In May, the sector was buffeted by contagion fears of a Greek debt default and later in the year worries of a double-dip recession in the US. However, in July, action by the European Union and International Monetary Fund and the results of European bank stress tests appeared to persuade the markets that the debt problem was contained. Fears of a resumption of recession in the US have been calmed by signals in August from Federal Reserve officials of their determination to pursue a further round of quantitative easing. These various policy moves and policy signals led to a resurgence in demand for risk assets. Furthermore, robust debt-to-GDP fundamentals played in favor of certain emerging markets issuers given the backdrop of concern over lurking credit quality issues elsewhere, notably in the peripheral European countries.

Performance

DoubleLine Total Return Bond Fund

Since inception on April 6, the Fund’s I shares have outperformed the Barclay’s Capital U.S. Aggregate Bond Index by 8.11% (14.75% versus 6.64%) as of the end of September. This outperformance was primarily driven by investment positions in two subsectors of the MBS market: (1) non-Agency residential mortgage backed securities (RMBS), which have generated higher loss-adjusted yields than other credit sectors, and (2) long-dated Agency collateralized mortgage obligations (CMOs), which made price gains on the May-August decline in longer-term interest rates.

	September (9-1-10 to 9-30-10)	3Q2010 (7-1-10 to 9-30-10)	Since Inception (4-6-10 to 9-30-10)
I-share	1.77%	6.18%	14.75%
N-share	1.75%	6.12%	14.65%
Barclays Capital U.S. Aggregate Bond Index	0.11%	2.48%	6.64%

DoubleLine Core Fixed Income Fund

Since inception on June 1st, the Fund’s I shares have outperformed the Barclay’s Capital U.S. Aggregate Bond Index by 3.10% (7.14% versus 4.04%). The Fund’s outperformance can be attributed substantially to our overweight in US Treasuries; our allocation to non-agency mortgages within the MBS portfolio; and our allocation to corporate credit at the end of August.

	September (9-1-10 to 9-30-10)	3Q2010 (7-1-10 to 9-30-10)	Since Inception (6-1-10 to 9-30-10)
I-share	1.35%	5.13%	7.14%
N-share	1.33%	5.08%	7.08%
Barclays Capital U.S. Aggregate Bond Index	0.11%	2.48%	4.04%

DoubleLine Emerging Markets Fixed Income Fund

Since inception on April 6, the Fund’s I shares have underperformed the JP Morgan EMBI Global Diversified Index by 2.59% (6.75% versus 9.34%) as of the end of September. During this period, 10-year and longer-dated Treasuries rallied, while the Fund (which purchased only U.S.-dollar denominated emerging markets bonds during the period) held a more conservative, shorter-duration positioning relative to the index. This explains a significant portion of the

Semi-Annual Report	September 30, 2010	5

underperformance. Another contributor to the underperformance was the Fund’s underweight exposure to lower-rated sovereign credits, including Indonesia, the Philippines and Argentina, all of which posted sharply higher returns for the period.

	September (9-1-10 to 9-30-10)	3Q2010 (7-1-10 to 9-30-10)	Since Inception (4-6-10 to 9-30-10)
I-share	1.70%	6.18%	6.75%
N-share	1.59%	6.13%	6.65%
JP Morgan Emerging Markets Bond Global Diversified Index	1.57%	8.23%	9.34%

On behalf of the team at DoubleLine, we thank you for your support of the Funds. On the following pages of this Semi-Annual Report, you will find specific information regarding each Fund’s operation and holdings. DoubleLine was founded with the prevailing objective that clients come first, and that our success will be predicated upon being relevant to clients. With that in mind, we will continue to strive to provide investment solutions that integrate risk management with the pursuit of excess return. Our goal is to provide a safe journey for our investors, and to stay away from that yellow double line on the road to successful investing. We value the trust you have placed in us and if you have any questions please do not hesitate to call 877-DLINE11 (354-6311) or visit our website at www.doublelinefunds.com.

Sincerely,

Ronald R. Redell

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

Investments in debt securities typically decrease when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset-Backed and Mortgage-Backed securities include additional risks that investor should be aware of including credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Investments in lower rated and non-rated securities present a great risk of loss to principal and interest than higher rated securities.

The Emerging Markets Fund is non-diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Emerging Markets and the Core Fixed Income Funds will also invest in foreign securities, which involve political, economic, and currency risks, greater volatility, and differences in accounting methods. These risks are greater for investments in emerging markets.

JP Morgan EMBI Global Diversified Index—This index is uniquely-weighted version of the EMBI Global. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by EMBI Global.

Barclay’s Capital U.S. Aggregate Index—This index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclay’s Capital U.S. Treasury Index—This index includes public obligations of the U.S. Treasury. Treasury bills are excluded by the maturity constraint but are part of a separate Short Treasury Index. In addition, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS are excluded.

An investment cannot be made in an index.

A basis point (bps) equals 0.01%.

The DoubleLine Funds are distributed by Quasar Distributors, LLC.

6	DoubleLine Funds

Schedule of Investments DoubleLine Total Return Bond Fund	(Unaudited) September 30, 2010

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
COLLATERALIZED MORTGAGE OBLIGATIONS 48.7%

	Adjustable Rate Mortgage Trust,
$6,200,000	Series 05-2	0.81%	#	06/25/2035	2,886,463
8,180,681	Series 07-3	3.98%	#^	11/25/2037	4,751,209

	Aegis Asset Backed Securities Trust,
786,977	Series 03-2	2.88%	#	11/25/2033	551,141
9,467,258	Series 04-1	2.36%	#	04/25/2034	6,812,913
1,833,764	Series 04-2	1.63%	#	06/25/2034	1,270,264

	American Home Mortgage Investment Trust,
10,032,609	Series 05-1	2.70%	#	06/25/2045	7,754,971

	Argent Securities, Inc.,
932,188	Series 2004-W6	0.88%	#	04/25/2034	697,298

	Asset Backed Securities Corporation,
9,874,459	Series 03-HE6-M1	0.98%	#	11/25/2033	7,382,417
3,293,352	Series 04-HE3-M2	1.45%	#	06/25/2034	2,368,016

	Banc of America Alternative Loan Trust,
15,204,792	Series 2006-8-1A1	6.25%	# I/O I/F	11/25/2036	2,394,962
5,169,629	Series 2006-8-1A2	0.70%	#	11/25/2036	3,337,050

	Banc of America Commercial Mortgage, Inc.,
215,190,517	Series 2004-6-XP	0.67%	#	12/10/2042	1,123,359
314,691,718	Series 2006-1	0.33%	#	09/10/2045	1,568,077

	Banc of America Funding Corporation,
7,332,305	Series 10-R1-3A	13.77%	# I/F	07/26/2036	6,745,720
6,107,936	Series 2009-R15A-4A2	5.75%	#	12/26/2036	3,318,442

	Banc of America Funding Trust,
3,143,792	Series 06-B-7A1	5.69%	#	03/20/2036	2,579,874
6,770,135	Series 09-R14-3A	15.76%	#^ I/F	06/26/2035	7,076,118
953,849	Series 05-6	5.50%		10/25/2035	898,412
1,193,893	Series 06-2-4A1	22.01%	# I/F	03/25/2036	1,509,494
3,546,436	Series 06-G	0.56%	#	07/20/2036	2,587,398
6,752,089	Series 06-7-T2A8	5.91%	#	10/25/2036	4,205,319
5,929,801	Series 06-8T2	6.10%	#	10/25/2036	3,858,741
3,823,557	Series 07-1	5.84%	#	01/25/2037	2,352,770
2,264,900	Series 2006-H-3A1	6.05%	#	09/20/2046	1,972,780

	Banc of America Mortgage Securities, Inc.,
6,384,567	Series 2004-K-4A1	5.23%	#	12/25/2034	6,083,123

	BCRR Trust,
2,557,976	Series 2010-LEAF-30A	4.23%	#^	07/22/2032	2,558,376

	Bear Stearns Asset Backed Securities Trust,
19,040,404	Series 2005-AC2-2A1	5.25%		04/25/2035	17,250,825
2,000,048	Series 07-SD1-IA3A	6.50%		10/25/2036	1,439,098

	Bear Stearns Commercial Mortgage Securities, Inc.,
3,441,000	Series 2000-WF1-F	8.20%	#	02/15/2032	3,437,830
28,899,081	Series 05-PWR7-X2	0.38%	# I/O	02/11/2041	138,525
53,090,611	Series 04-PWR5-X2	0.82%	# I/O	07/11/2042	699,060

	Centex Home Equity Loan Trust,
2,750,000	Series 04-A	4.93%	#	01/25/2034	2,775,414

	CF First Boston Mortgage Securities, Co.,
2,288,613	Series 05-10-5A5	5.50%		11/25/2035	1,739,914

	Chase Mortgage Loan,
4,088,871	Series 2003-4-2M1	1.25%	#	03/25/2033	2,383,339

	Citi Mortgage Alternative Loan Trust,
16,000,000	Series 2006-A2	6.00%		05/25/2036	12,588,192
10,000,000	Series 2006-A5	6.00%		10/25/2036	7,040,240
8,170,873	Series 07-A1-1A7	6.00%		01/25/2037	6,094,785

	Citicorp Residential Mortgage Securities, Inc.,
6,594,000	Series 2006-2-A5	6.04%	#	09/25/2036	5,755,200

	Citigroup Commercial Mortgage Securities, Inc.,
153,492,550	Series 2004-C2	1.10%	#^ I/O	10/15/2041	1,596,062
7,000,000	Series 09-RR1-CA4B	5.32%	^	12/21/2049	6,409,200

	Citigroup Mortgage Loan Trust, Inc.,
3,000,000	Series 2005-9-21A1	5.50%		10/25/2035	2,282,886
5,826,240	Series 10-2-5A1	5.50%	#^	12/25/2035	5,884,502
3,375,000	Series 2006-WF1-A2D	5.92%	#	03/25/2036	2,071,486
3,500,000	Series 2006-WF2-A2D	6.16%	#	05/25/2036	2,090,823
8,102,014	Series 2006-FX1-6	5.85%	#	10/25/2036	5,520,753

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
$5,131,517	Series 2007-2	6.00%		11/25/2036	4,834,610
2,390,971	Series 07-12-2A1	6.50%	#	04/25/2037	1,686,413
3,747,862	Series 07-9-2A2	6.50%		05/25/2037	2,023,845
36,000,000	Series 2010-8-6A4	11.53%	#	12/25/2036	25,920,000

	Citimortgage Alternative Loan Trust,
4,481,000	Series 2007-A5-1A11	6.00%		05/25/2037	3,104,372

	Commercial Mortgage Pass-Through Certificates,
1,540,000	Series 07-C9-A2	5.81%	#	12/10/2049	1,602,712
3,750,000	Series 2001-J1A	7.21%	#^	02/16/2034	3,775,127

	Countrywide Alternative Loan Trust,
4,828,584	Series 2005-J11-6A1	6.50%		09/25/2032	4,426,032
16,936,645	Series 2005-J2-1A6	4.74%	# I/O I/F	04/25/2035	1,776,217
5,449,351	Series 2005-J2	0.76%	#	04/25/2035	4,470,852
10,687,216	Series 05-26CB-A11	12.45%	# I/F	07/25/2035	9,755,645
16,378,344	Series 2005-28CB-1A2	1.01%	#	08/25/2035	12,066,434
3,354,505	Series 2005-28CB-3A6	6.00%		08/25/2035	2,166,116
3,364,473	Series 2005-J10	0.96%	#	10/25/2035	2,513,312
13,479,613	Series 2005-J10-1A11	5.50%		10/25/2035	11,738,061
7,992,834	Series 05-J11-1A3	5.50%		11/25/2035	7,257,470
2,828,323	Series 2005-64CB-1A14	5.50%		12/25/2035	2,107,532
2,027,179	Series 2005-60T1-A7	34.05%	# I/F	12/25/2035	2,963,545
5,141,724	Series 05-79CB-A5	5.50%		01/25/2036	3,747,142
5,897,225	Series 2005-86CB-A5	5.50%		02/25/2036	4,146,492
8,872,811	Series 05-85CB-2A6	20.67%	# I/F	02/25/2036	9,188,593
5,000,000	Series 2006-6CB-1A4	5.50%		05/25/2036	3,814,553
5,165,514	Series 06-19CB-A15	6.00%		08/25/2036	4,548,680
20,120,308	Series 06-24CB-A14	6.82%	# I/O I/F	08/25/2036	3,361,230
17,910,971	Series 06-24CB-A5	0.93%	#	08/25/2036	11,719,659
6,895,832	Series 06-26CB-A17	6.25%		09/25/2036	4,739,143
2,694,668	Series 06-29T1-2A12	44.01%	# I/F	10/25/2036	4,142,320
1,603,014	Series 06-29T1-2A23	31.94%	# I/F	10/25/2036	2,147,885
7,582,874	Series 2006-36T2	6.25%		12/25/2036	5,172,066
6,388,356	Series 06-39CB-1A10	6.00%		01/25/2037	4,612,253
2,119,803	Series 07-9T1-1A5	5.17%	# I/O I/F	05/25/2037	261,597
2,610,341	Series 07-9T1-2A1	6.00%		05/25/2037	1,624,217
3,133,356	Series 07-11T1-A24	37.93%	# I/F	05/25/2037	4,347,487
2,119,803	Series 07-9T1-1A4	0.83%	#	05/25/2037	1,141,371
3,049,158	Series 07-19-1A10	37.03%	# I/F	08/25/2037	4,412,320
12,698,203	Series 2007-21CB-2A2	27.35%	# I/F	09/25/2037	17,787,097

	Countrywide Asset-Backed Certificates,
4,416,221	Series 05-13-AF3	5.43%		02/25/2033	3,154,003

	Countrywide Home Loans,
5,772,361	Series 2005-HYB8-1A1	2.68%	#	12/20/2035	4,392,103
2,564,703	Series 2005-27-2A1	5.50%		12/25/2035	2,309,699

	Countrywide Home Loans Mortgage Pass Through Trust,
22,529,764	Series 2007-7	5.75%		06/25/2037	20,018,033
23,850,940	Series 07-J3-A2	5.17%	# I/O I/F	07/25/2037	3,471,240
4,625,825	Series 07-J3-A1	0.83%	# I/F	07/25/2037	2,942,557
7,000,000	Series 2007-9-A11	5.75%		07/25/2037	5,864,562

	Credit Suisse First Boston Mortgage Securities Corp.,
5,963,456	Series 06-TFL2-SVA1	0.57%	#^	10/15/2021	5,546,703
662,149	Series 01-CF2-A4	6.51%		02/15/2034	663,477
687,508	Series 04-AR8-2A1	2.81%	#	09/25/2034	634,772
8,505,652	Series 06-3-A4B	6.11%	#	11/25/2036	5,149,211
6,536,641	Series 06-4-A64	5.68%	#	12/25/2036	4,248,643
67,631,820	Series 05-C4-ASP	0.42%	# ^ I/O	08/15/2038	327,500
7,887,000	Series 2001-CF2-F	6.56%	^	02/15/2034	7,891,185

	Credit Suisse Mortgage Capital Certificates,
5,125,847	Series 09-1R-4A2	4.90%	# I/F	07/20/2035	3,190,840
48,008,003	Series 2006-2-5A2	4.97%	# I/O I/F	03/25/2036	6,824,059
8,588,900	Series 2006-2-5A1	1.03%	#	03/25/2036	4,907,586
2,780,874	Series 06-2-3A1	6.50%		03/25/2036	1,985,799
1,395,000	Series 06-7-3A11	6.00%		08/25/2036	1,029,473
6,964,192	Series 06-9-6A15	37.93%	# I/F	11/25/2036	10,333,753

	Credit-Based Asset Servicing and Securitization,
1,521,094	Series 2005-CB6-A4	5.16%	#	06/25/2035	1,438,707
3,750,000	Series 2007-MX1-A3	5.83%	#^	12/25/2036	2,882,951

	Capital Trust Ltd.,
11,424,000	Series 2005-3A-A2	5.16%	^	06/25/2035	11,438,280

See Accompanying Notes	Semi-Annual Report	September 30, 2010	7

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Deutsche ALT-A Securities Inc. Alternate Loan,
$4,101,020	Series 2005-5	0.46%	#	11/25/2035	2,520,089
3,626,687	Series 2005-5-1A6	33.52%	# I/F	11/25/2035	5,456,667
12,469,763	Series 2005-5-2A2	5.04%	# I/O I/F	11/25/2035	1,614,380
13,278,772	Series 2007-1-1A2	0.51%	#	08/25/2037	11,876,500
3,871,486	Series 06-AF1-A3	0.44%	#	04/25/2036	2,901,607

	Deutsche ALT-B Securities Inc. Mortgage Loan Trust,
2,500,000	Series 2006-AB2-A2	6.16%	#	06/25/2036	1,497,583
2,789,019	Series 2006-AB4-A6A1	5.87%	#	10/25/2036	1,703,577
6,273,918	Series 2006-AB4-A3	5.90%	#	10/25/2036	3,480,541

	Deutsche Mortgage Securities, Inc.,
39,751,883	Series 2006-PR1-5A14	11.65%	# I/F	04/15/2036	39,751,883
14,913,045	Series 2006-PR1-4AI1	11.62%	# I/F	04/15/2036	14,521,215
24,480,733	Series 2006-PR1-4A12	13.94%	# I/F	04/15/2036	25,700,035
1,077,989	Series 06-PR1-5AI1	18.33%	# I/F	04/15/2036	1,235,314
9,293,292	Series 06-PR1-5AI3	12.09%	# I/F	04/15/2036	9,064,956

	DLJ Commercial Mortgage Corp.,
4,000,000	Series 00-CKP1-B1	7.95%	#	11/10/2033	3,998,549

	Ellington Loan Acquisition Trust,
5,610,170	Series 2007-1-A2A2	1.06%	#^	05/25/2037	5,009,627

	First Horizon Alternative Mortgage Securities,
16,547,030	Series 2006-RE1-A1	5.50%		05/25/2035	14,421,051
2,157,300	Series 2006-FA7-A8	6.25%		12/25/2036	1,547,624

	First Horizon Asset Securities, Inc.,
1,214,166	Series 06-FA1-1A6	1.08%	#	09/25/2034	1,072,065
573,272	Series 05-2-1A6	22.58%	# I/F	06/25/2032	640,773

	First Union Commercial Mortgage Securities, Inc.,
8,000,000	Series 2000-C2-G	8.51%	#	10/15/2032	7,988,625

	First Union NB-Bank of America Commercial Mortgage Trust,
1,500,000	Series 2001-C1-F	6.84%	^	03/15/2033	1,512,480

	GE Capital Commercial Mortgage Corporation,
1,854,140	Series 2004-C2	0.77%	#^ I/O	03/10/2040	5,359

	G-Force, LLC
12,321,827	Series 2005-RRA-A1	4.39%	^	08/22/2036	12,321,827

	GMAC Commercial Mortgage Securities, Inc.,
2,653,800	Series 2004-C1	1.02%	# ^ I/O	03/10/2038	10,464
61,020,243	Series 2004-C2	0.56%	# ^ I/O	08/10/2038	204,680
1,036,837	Series 2003-C3	4.65%		04/10/2040	1,055,103
147,737,632	Series 2004-C3-X2	0.80%	# I/O	12/10/2041	948,815

	GMAC Mortgage Corporation Loan Trust,
3,774,397	Series 2004-J2-A6	16.07%	# I/F	06/25/2034	4,016,869

	Greenwish Capital Commercial Funding Corp.,
7,936,000	Series 2004-FL2	0.66%	#^	11/05/2019	7,542,378

	GS Mortgage Securities Corp.,
3,627,100	Series 08-2R-1A1	7.50%	#^	09/25/2036	3,220,185

	GSAA Home Equity Trust,
2,823,232	Series 05-12-AF3	5.07%	#	09/25/2035	2,277,851
10,959,887	Series 2006-4-4A1	0.45%	#	03/25/2036	9,699,708
8,320,844	Series 06-18-AF6	5.68%	#	11/25/2036	5,236,993

	GSR Mortgage Loan Trust,
5,681,246	Series 2005-6F-4A1	0.83%	#	06/25/2035	4,700,700
8,176,661	Series 2005-6F-3A16	5.50%		07/25/2035	7,673,257
42,749,836	Series 2005-6F-3A9	6.57%	# I/O I/F	07/25/2035	7,072,246
2,944,631	Series 2005-6F-3A16	6.00%		07/25/2035	2,633,752
5,244,895	Series 2005-7F-3A1	0.83%	#	09/25/2035	4,413,107
4,650,973	Series 2006-2F-2A3	5.75%		02/25/2036	4,053,816

	Harborview Mortgage Loan Trust,
8,011,587	Series 05-14-3A1A	4.91%	#	12/19/2035	6,051,641

	Home Equity Asset Trust,
6,375,000	Series 2004-7	1.01%	#	01/25/2035	4,997,614

	Home Equity Mortgage Trust,
3,261,343	Series 03-3-M1	1.62%	#	08/25/2033	2,556,257

	Homebanc Mortgage Trust,
4,112,767	Series 2005-1	0.84%	#	03/25/2035	2,403,314
9,899,807	Series 2006-1	5.82%	#	04/25/2037	8,066,080

	Indymac Imsc Mortgage Loan Trust,
1,781,567	Series 2007-F2-1A2	6.00%		07/25/2037	1,211,568

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	JMAC Co.,
$15,200,000	Series 10-R1-1A1	6.00%	#	03/26/2037	15,086,000

	JP Morgan,
27,546,803	Series 2010-1-1A4	6.00%	#	02/26/2037	12,792,735

	JP Morgan Alternative Loan Trust,
1,979,720	Series 05-S1-2A9	6.00%		12/25/2035	1,650,302
10,255,974	Series 2006-S1-1A8	5.75%		03/25/2036	7,868,701
6,500,000	Series 2006-S2-A4	6.19%	#	05/25/2036	3,202,176

	JP Morgan Chase,
195,328,596	Series 07-CIBC18-X	0.45%	# I/O	06/12/2047	2,876,565

	JP Morgan Chase Commercial Mortgage Securities Trust,
6,000,000	Series 2001-C1-F	7.10%	#^	10/12/2035	6,118,377

	JP Morgan Chase Commercial Mortgage Security Corporation,
31,429,380	Series 2004-CBX-X1	0.35%	#^ I/O I/F	01/12/2037	592,931

	JP Morgan Commercial Mortgage Certificates,
1,137,605	Series 1997-C5-F	7.56%	^	09/15/2029	1,196,843
335,069,886	Series 05-LDP3-X2	0.17%	# I/O	08/15/2042	1,203,538
138,785,626	Series 2005-LDP4	0.15%	#^ I/O	10/15/2042	1,020,116
117,541,780	Series 2006-CIBC16-X2	0.51%	# I/O	05/12/2045	1,547,532

	JP Morgan Mortgage Acquisition Trust,
6,841,000	Series 06-WF1-A5	6.41%	#	07/25/2036	3,419,956

	LB-UBS Commercial Mortgage Trust,
6,845,000	Series 2001-WM-B	6.65%	^	07/14/2016	6,927,471
70,840,336	Series 05-C1-XCP	0.72%	# I/O	02/15/2040	567,495
177,695,140	Series 05-C2-XCP	0.33%	# I/O I/F	04/15/2040	797,869
58,366,115	Series 05-C5-XCP	0.41%	# I/O	09/15/2040	496,626

	Lehman Mortgage Trust,
4,665,153	Series 2005-3-2A3	5.50%		01/25/2036	4,261,494
5,298,676	Series 06-1-1A1	1.08%	#	02/25/2036	3,193,933
16,067,198	Series 06-1-1A2	4.42%	# I/O I/F	02/25/2036	1,725,387
19,387,122	Series 2006-5-2A2	1.82%	# I/O I/F	09/25/2036	3,813,383
6,336,907	Series 2006-5	0.61%	# I/F	09/25/2036	2,958,965
2,000,798	Series 07-5-7A3	7.50%		10/25/2036	1,603,058
29,368,031	Series 06-9-1A6	4.80%	# I/O I/F	01/25/2037	3,708,721
9,687,004	Series 2006-9	0.95%	# I/F	01/25/2037	5,547,064
10,707,740	Series 2006-9-2A1	0.73%	#	01/25/2037	5,571,617
9,343,579	Series 2006-9-1A19	29.08%	# I/F	01/25/2037	12,768,724
26,155,602	Series 2006-9-2A2	6.27%	# I/O I/F	01/25/2037	4,850,114
7,948,000	Series 2007-2-1A1	5.75%		03/25/2037	5,373,865
25,928,808	Series 07-4-2A8	6.41%	# I/O I/F	05/25/2037	4,768,878
3,314,888	Series 07-4-2A9	0.66%	# I/F	05/25/2037	1,524,849
7,235,671	Series 07-4-2A11	0.66%	#	05/25/2037	3,256,052
2,115,166	Series 2007-6-1A8	6.00%		07/25/2037	1,435,743

	Lehman XS Trust,
4,583,100	Series 2005-10-2A3B	5.55%	#	01/25/2036	3,618,850
16,500,000	Series 2005-4-2A3A	5.00%	#	10/25/2035	9,750,807

	Master Alternative Loans Trust,
4,932,211	Series 2005-2-3A1	6.00%		03/25/2035	4,372,309
15,857,700	Series 2007-1-2A7	6.00%		10/25/2036	11,856,810

	Master Asset Backed Securities Trust,
4,975,000	Series 2003-OPT1-M3	4.39%	#	12/25/2032	3,711,599
9,077,298	Series 2005-2	2.68%	#	03/25/2035	6,253,632

	MASTR Seasoned Securitization Trust,
5,807,831	Series 05-2-2A1	0.73%	#	10/25/2032	3,738,597
1,341,734	Series 05-2-1A4	6.00%		10/25/2032	1,254,422

	Merrill Lynch Mortgage Trust,
34,068,433	Series 03-KEY1-XP	0.33%	#^ I/O	11/12/2035	9,938
445,309,452	Series 04-BPC1-XP	0.94%	#^ I/O	10/12/2041	4,766,726

	Morgan Stanley Capital, Inc.,
1,485,000	Series 99-LIFE1-G	7.09%	#^	04/15/2033	1,514,997
2,169,389	Series 2003-NC6-M2	3.25%	#	06/25/2033	1,842,620
191,505,877	Series 2004-HQ4-X2	0.36%	# ^ I/O	04/14/2040	1,419,844
230,120,058	Series 2005-IQ9-X2	1.21%	# ^ I/O	07/15/2056	3,090,075

	Morgan Stanley Mortgage Loan Trust,
2,990,111	Series 05-6AR-1A1	0.61%	#	11/25/2035	2,183,466
5,513,015	Series 2005-10-1A1	1.03%	#	12/25/2035	3,787,568
2,068,488	Series 2006-2-2A3	5.75%		02/25/2036	1,658,408
4,663,133	Series 07-1XS-2A4A	6.08%	#	09/25/2046	2,768,761

8	DoubleLine Funds	See Accompanying Notes

(Unaudited) September 30, 2010

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
$13,391,225	Series 2006-17XS-A3A	5.65%	#	10/25/2046	8,708,367
3,977,764	Series 2006-17XS-A6	5.58%	#	10/25/2046	2,503,127

	Morgan Stanley Dean Witter Capital,
10,000,000	Series 2001-FRMA-E	6.69%	#	07/12/2016	10,243,703
3,000,000	Series 2001-TOPL-E	7.53%	#	02/15/2033	2,733,081

	New York Mortgage Trust,
2,402,339	Series 05-2-A	0.66%	#	08/25/2035	2,113,750

	Nomura Asset Acceptance Corporation,
3,307,668	Series 2005-AP1-2A5	4.86%	#	02/25/2035	2,673,466
28,387,195	Series 2006-AP1-A2	5.52%	#	01/25/2036	20,204,685
5,000,000	Series 06-AP1-A3	5.65%		01/25/2036	3,299,025
4,787,000	Series 06-AF1-IA3	6.41%		05/25/2036	2,713,094
4,343,830	Series 2006-WF1-A2	5.76%	#	06/25/2036	3,096,008

	Nomura Home Equity Loan Trust,
24,912,542	Series 2006-AF1-A2	5.80%	#	10/25/2036	12,920,429
4,730,822	Series 2007-1	6.06%	#	02/25/2037	2,569,867

	Option One Mortgage Loan Trust,
1,762,866	Series 2002-2-A	0.87%	#	06/25/2032	1,478,009
8,410,261	Series 2004-3-M3	1.00%	#	11/25/2034	6,888,731

	PHH Alternative Mortgage Trust,
2,762,033	Series 2007-2-3A1	6.00%		05/25/2037	2,261,912

	PNC Mortgage Accpetance Corporation,
852,567	Series 1999-CM1-B3	7.10%	^	12/10/2032	852,567

	Popular ABS Mortgage Pass-Thru Trust,
1,645,855	Series 2005-5-AF6	5.33%	#	11/25/2035	1,397,400

	Prime Mortgage Trust,
9,361,261	Series 2006-1-2A5	6.00%		06/25/2036	8,538,874

	Renaissance Home Equity Loan Trust,
2,010,573	Series 2006-1-AF6	5.75%	#	05/25/2036	1,460,238
22,252,000	Series 06-4-AF5	5.69%	#	01/25/2037	12,224,092
11,300,000	Series 06-4-AF4	5.47%	#	01/25/2037	6,203,367
18,490,000	Series 07-2-AF2	5.68%	#	06/25/2037	9,559,579
10,000,000	Series 07-2-AF5	6.20%	#	06/25/2037	5,419,695

	Residential Accredit Loans, Inc.,
8,613,794	Series 05-QS1-A5	5.50%		01/25/2035	7,563,268
7,350,398	Series 2005-QS13-1A6	5.50%		09/25/2035	5,602,385
9,833,138	Series 2005-QS14-2A1	6.00%		09/25/2035	7,896,246
7,294,543	Series 2005-QS13-A1	0.96%	#	09/25/2035	4,682,225
29,178,171	Series 2005-QS13-2A2	4.79%	# I/O I/F	09/25/2035	4,322,195
12,872,287	Series 05-QS17-A2	1.19%	#	12/25/2035	7,540,444
12,872,547	Series 05-QS17-A4	4.81%	# I/O I/F	12/25/2035	1,426,038
4,218,247	Series 2006-QS1-A6	40.19%	# I/F	01/25/2036	6,208,453
8,216,964	Series 06-QS4-A8	1.41%	# I/F	04/25/2036	5,940,981
2,455,587	Series 07-QS2-A6	6.25%		01/25/2037	1,673,965
4,714,974	Series 07-QS5-A5	0.63%	#	03/25/2037	2,351,516
15,975,526	Series 07-QS5-A8	6.37%	# I/O I/F	03/25/2037	3,352,071

	Residential Asset Mortgage Products, Inc.,
3,079,640	Series 04-RS9-AI4	4.77%	#	10/25/2032	2,840,513
8,376,274	Series 04-RS5-AI6	5.55%	#	05/25/2034	6,695,893
3,359,586	Series 2004-RS9-Ii6	4.72%	#	07/25/2034	2,792,995
7,550,000	Series 2005-RS1-AI5	5.41%	#	12/25/2034	6,176,927

	Residential Asset Securities Corporation,
1,332,233	Series 02-KS1-AI6	6.08%		06/25/2032	1,044,389
4,857,646	Series 03-KS11-MI1	5.13%		01/25/2034	4,260,268
4,222,328	Series 06-KS4-A3	0.48%	#	01/25/2035	3,715,163

	Residential Asset Securitization Trust,
9,136,633	Series 2005-A7-A3	5.50%		06/25/2035	7,502,976
11,056,888	Series 2005-A11-2A4	6.00%		10/25/2035	7,659,239
2,405,439	Series 06-A1-1A3	6.00%		04/25/2036	1,823,242
2,400,435	Series 07-A3-1A2	43.86%	# I/F	04/25/2037	3,970,095
14,533,343	Series 2006-R1-A1	27.01%	# I/F	01/25/2046	16,978,528

	Residential Funding Mortgage Securities I,
1,318,711	Series 2006-S5-A15	6.00%		06/25/2036	1,134,094
18,000,000	Series 2007-S1-A7	6.00%		01/25/2037	14,888,691
2,846,432	Series 2005-S9-A8	5.50%		12/25/2035	2,526,850

	Salomon Brothers Mortgage Securities,
4,860,000	Series 2001-C1-C	6.73%	#	12/18/2035	4,942,190
3,000,000	Series 01-C1-E	6.31%	#	12/18/2035	3,006,914

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Sequoia Mortgage Trust,
$ 700,402	Series 03-4-2A1	0.69%	#	07/20/2033	660,583

	Soundview Home Equity Loan Trust,
10,875,507	Series 2007-1-2A1	0.35%	#	03/25/2037	10,018,207

	Structured Asset Securities Corp.,
22,040,602	Series 02-BC7-M1	1.15%	#	10/25/2032	15,211,476
1,717,747	Series 03-18XS-A6	4.04%		06/25/2033	1,738,801
1,390,181	Series 05-10-4A5	18.76%	# I/F	12/25/2034	1,459,344

	Suntrust Alternative Loan Trust,
2,544,553	Series 2005-1F-2A3	5.75%		12/25/2035	2,104,628

	Thornburg Mortgage Securities Trust,
3,252,982	Series 03-6-A2	1.33%	#	12/25/2033	2,571,863

	TIAA Real Estate CDO,
10,000,000	Series 2002-1A-IIFL	1.59%		5/22/2037	9,490,625

	Wachovia Bank Commercial Mortgage Trust,
975,361	Series 06-C28-A1	5.32%		10/15/2048	978,593

	Washington Mutual Mortgage Pass Through Certificates,
14,887,169	Series 05-1-2A	6.00%		03/25/2035	12,058,532
8,222,645	Series 2005-5-CB6	0.93%	#	07/25/2035	5,547,190
2,539,229	Series 05-5-CB12	46.78%	# I/F	07/25/2035	3,962,628
10,277,294	Series 05-9-CX	5.50%	I/O	11/25/2035	1,979,759
7,939,410	Series 2006-9	5.93%	#	10/25/2036	5,401,776
4,508,727	Series 07-4-1A4	6.00%		06/25/2037	440,313
1,430,549	Series 07-5-A11	37.40%	# I/F	06/25/2037	2,326,009

	Washington Mutual Mortgage Securities,
383,172	Series 05-C1A-A2	5.15%	#^	05/25/2036	385,899

	Wells Fargo Alternative Loan Trust,
3,096,996	Series 07-PA3-1A4	5.75%		07/25/2037	2,491,927

	Wells Fargo Mortgage Backed Securities Trust,
2,604,876	Series 2005-4-A7	22.51%	# I/F	04/25/2035	3,106,396
8,866,341	Series 05-AR16-6A4	3.60%	#	10/25/2035	4,218,778
5,008,719	Series 06-3-A6	5.50%		03/25/2036	4,186,706
439,587	Series 06-2-1A4	18.48%	# I/F	03/25/2036	539,065
1,365,811	Series 2006-4-2A2	5.50%		04/25/2036	1,270,643
10,582,821	Series 2006-9-2A2	6.00%	I/O	08/25/2036	2,171,302
10,197,189	Series 2006-9-2A1	0.00%	P/O	08/25/2036	6,573,313
6,041,553	Series 2007-2-3A2	5.25%		03/25/2037	5,310,187
6,570,890	Series 07-8-1A14	38.24%	# I/F	07/25/2037	10,276,113

	Total Collateralized Mortgage Obligations (Cost $1,294,533,797)				1,339,868,087

US GOVERNMENT AGENCY OBLIGATIONS 40.8%

	Federal Home Loan Mortgage Corp.,
27,692,640	Series 3616-SG	6.07%	# I/O I/F	03/15/2032	3,846,414
13,833,229	Series 2519	5.50%		11/15/2032	15,269,628
4,343,477	Series 2596-ZL	5.00%		04/15/2033	4,694,452
2,359,435	Series 2684-ZN	4.00%		10/15/2033	2,422,953
12,083,076	Series 2750-ZT	5.00%		02/15/2034	12,791,941
2,805,380	Series 2825-PZ	5.50%		07/15/2034	3,162,191
51,353,920	Series 3641-SB	6.16%	# I/O I/F	10/15/2034	4,986,327
11,400,399	Series 2990-JL	6.31%	# I/O I/F	03/15/2035	1,114,258
32,592,871	Series 3002-SN	6.16%	# I/O I/F	07/15/2035	4,552,025
1,907,752	Series 3014-SJ	10.73%	# I/F	08/15/2035	1,964,422
6,367,917	Series 3045-DI	6.38%	# I/O I/F	10/15/2035	916,124
20,955,216	Series R003	5.50%		10/15/2035	23,424,012
6,786,849	Series 3174-PZ	5.00%		01/15/2036	7,311,511
22,611,975	Series 3641	5.50%		02/15/2036	25,314,807
5,710,434	Series 3117-ZN	4.50%		02/15/2036	5,903,832
3,693,272	Series 3187-JZ	5.00%		07/15/2036	3,992,057
5,083,149	Series 3188-ZK	5.00%		07/15/2036	5,487,392
35,313,466	Series 3666-VZ	5.50%		08/15/2036	39,992,500
18,336,912	Series 3704-EL	5.00%	I/O	12/15/2036	2,235,664
63,755,955	Series 3275-SC	5.73%	# I/O I/F	02/15/2037	7,418,892
2,912,877	Series 3351-ZC	5.50%		07/15/2037	3,189,852
2,971,124	Series 3369-Z	6.00%		09/15/2037	3,308,926
17,627,467	Series 3654-ZB	5.50%		11/15/2037	19,919,038
75,618,278	Series 3417-SI	5.83%	# I/O I/F	02/15/2038	6,967,188
41,683,405	Series 3631-SE	6.05%	# I/O I/F	05/15/2039	5,123,316
3,245,604	Series 3530-BF	4.50%		05/15/2039	3,253,823
11,140,980	Series 3583-GB	4.50%		10/15/2039	11,817,993

See Accompanying Notes	Semi-Annual Report	September 30, 2010	9

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
$ 71,523,801	Series 3490-CO	4.50%		08/01/2040	74,486,107
22,218,190	Series 3712-SG	23.70%	# I/F	08/15/2040	28,523,379
54,859,957	Series 3667-SB	6.11%	# I/O I/F	05/15/2040	5,792,674
22,411,568	Series 3030-SL	5.82%	# I/O I/F	09/15/2035	2,982,637
40,228,280	Series 3545-SA	5.87%	# I/O I/F	06/15/2039	4,578,783

	Federal National Mortgage Association,
57,225,525	Series 2010-99-SG	23.72%	I/F	09/25/2040	70,029,736
2,900,000	Series 05-107-EG	4.50%		01/25/2026	3,163,928
2,822,125	Series 09-16-MZ	5.00%		03/25/2029	3,177,543
12,043,747	Series 2002-75	5.50%		11/25/2032	12,940,575
3,088,140	Series 02-70-QZ	5.50%		11/25/2032	3,445,146
13,629,921	Series 03-29-ZL	5.00%		04/25/2033	14,593,865
11,164,532	Series 03-64-ZG	5.50%		07/25/2033	12,394,507
18,564,126	Series 03-117-KS	6.75%	# I/O I/F	08/25/2033	2,131,938
20,523,228	Series 04-51-XP	7.35%	# I/O I/F	07/25/2034	3,220,213
5,000,000	Series 04-W10-AG	5.75%		08/25/2034	5,376,791
1,913,166	Series 05-37-ZK	4.50%		05/25/2035	1,985,186
36,221,046	Series 2009-85-ES	6.97%	# I/O I/F	01/25/2036	7,924,165
60,179,192	Series 06-56-SM	6.40%	# I/O I/F	07/25/2036	9,892,550
18,377,771	Series 2006-93-SN	6.25%	# I/O I/F	10/25/2036	1,962,110
19,856,233	Series 2007-9-SD	6.30%	# I/O I/F	03/25/2037	2,032,047
18,994,337	Series 07-116-BI	5.90%	# I/O I/F	05/25/2037	2,695,494
16,111,250	Series 2008-29-ZA	4.50%		04/25/2038	16,481,736
31,675,298	Series 2008-62-SC	5.65%	# I/O I/F	07/25/2038	3,084,930
36,380,565	Series 2008-65-SA	5.65%	# I/O I/F	08/25/2038	3,478,146
80,586,418	Series 2010-59-PS	6.12%	# I/O I/F	03/25/2039	12,095,618
4,217,748	Series 09-54-EZ	5.00%		07/25/2039	4,564,640
7,086,931	Series 09-51-BZ	4.50%		07/25/2039	7,072,828
7,961,318	Series 10-60-VZ	5.00%		10/25/2039	8,599,773
5,950,063	Series 09-94-BC	5.00%		11/25/2039	6,412,771
82,617,502	Series 400-S4	5.10%	# I/O I/F	11/25/2039	11,387,484
29,353,298	Series 2009-106	4.50%		01/25/2040	29,487,231
68,769,935	Series 2010-59-SC	4.74%	# I/O I/F	01/25/2040	6,071,099
54,353,644	Series 2009-111-SE	5.99%	# I/O I/F	01/25/2040	6,156,349
94,556,380	Series 2010-16-SA	5.10%	# I/O I/F	03/25/2040	13,374,886
69,809,568	Series 10-21-KS	4.62%	# I/O I/F	03/25/2040	7,033,921
4,885,085	Series 10-27-SP	13.71%	# I/F	04/25/2040	5,020,958
75,973,438	Series 10-34-PS	4.60%	# I/O I/F	04/25/2040	8,721,880
110,318,137	Series 10-31-SA	4.67%	# I/O I/F	04/25/2040	7,127,743
34,657,379	Series 2010-35-SV	6.19%	# I/O I/F	04/25/2040	3,888,901
19,945,677	Series 10-31-VZ	4.00%		04/25/2040	19,018,219
1,120,643	Series 10-39-LS	18.69%	# I/F	05/25/2040	1,225,605
46,881,823	Series 10-46-MS	4.60%	# I/O I/F	05/25/2040	5,631,435
8,274,126	Series 10-39-SC	16.40%	# I/F	05/25/2040	8,633,793
11,069,125	Series 2010-64-EZ	5.00%		06/25/2040	11,916,172
49,183,750	Series 2010-101-ZH	4.50%		07/25/2040	49,234,021
28,581,159	Series 2010-84	4.50%		08/25/2040	28,686,789
40,300,562	Series 2010-84	4.50%		08/25/2040	40,610,111
19,500,000	Series 2003-W17-1A7	5.75%		08/25/2043	22,270,230
16,307,518	Series 10-2-GS	6.19%	# I/O I/F	12/25/2049	1,740,371
38,200,727	Series 10-2-MS	5.99%	# I/O I/F	02/25/2050	4,820,668

	Federal National Mortgage Association Pass-Thru,
13,593,668	Pool 745571	4.00%		01/01/2019	14,418,391
7,736,043	Pool MA0459	4.00%		07/01/2020	8,170,961
24,353,072	Pool MA0502	4.00%		08/01/2020	25,708,799
10,461,648	Pool MA0517	4.00%		09/01/2020	11,049,275

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
$ 3,572,191	Pool MA0315	4.50%		01/01/2025	3,729,511
19,328,881	Pool MA0406	4.50%		05/01/2030	20,320,903
6,148,121	Pool AD2177	4.50%		06/01/2030	6,463,663
14,119,845	Pool 880968	5.00%		08/01/2035	14,963,460
4,753,300	Pool 888695	5.00%		08/01/2037	5,016,499
4,771,071	Pool 975116	5.00%		05/01/2038	5,026,785
5,511,792	Pool 931104	5.00%		05/01/2039	5,879,621
5,908,545	Pool AD70918	5.00%		04/01/2040	6,155,392
7,538,214	Pool AC1032	5.00%		06/01/2040	7,853,145
3,799,448	Pool MA0445	5.00%		06/01/2040	3,958,182
4,915,547	Pool AD7859	5.00%		06/01/2040	5,178,513
9,805,368	Pool AD6438	5.00%		06/01/2040	10,329,923
13,959,459	Pool MA0468	5.00%		07/01/2040	14,542,657

	Government National Mortgage Association,
14,700,000	Series 03-67-SP	6.76%	# I/O	08/20/2033	4,505,704
13,274,230	Series 03-86-ZK	5.00%		10/20/2033	14,340,323
5,233,077	Series 04-49-Z	6.00%		06/20/2034	5,991,955
6,500,000	Series 04-80-PH	5.00%		07/20/2034	6,965,319
2,631,557	Series 05-21-Z	5.00%		03/20/2035	2,832,298
2,162,208	Series 06-24-CX	37.49%	# I/F	05/20/2036	4,137,690
46,863,922	Series 08-42-AI	7.35%	# I/O I/F	05/16/2038	7,906,230
1,732,723	Series 09-31-ZM	4.50%	I/F	08/20/2038	1,689,692
12,218,687	Series 08-82-SM	5.70%	# I/O I/F	09/20/2038	1,038,841
13,304,453	Series 2009-48	5.00%		06/16/2039	14,390,054
5,170,911	Series 09-41-ZQ	4.50%		06/16/2039	5,204,945
11,655,353	Series 10-25-ZB	4.50%		02/16/2040	11,623,462
39,291,649	Series 10-42-ES	5.34%	# I/O I/F	04/20/2040	5,187,071
6,751,774	Series 10-62-ZG	5.50%		05/16/2040	7,650,604

	Total US Government Agency Obligations (Cost $1,078,165,750)				1,119,789,088

SHORT TERM INVESTMENTS 12.1%
$25,000,000	Federal Home Loan Discount Note	0.00%		10/15/2010	24,998,736
50,000,000	Federal Home Loan Discount Note	0.00%		10/27/2010	49,995,667
25,000,000	Federal Home Loan Discount Note	0.00%		11/17/2010	24,996,083
50,000,000	Federal Home Loan Discount Note	0.00%		10/30/2010	50,000,000
182,379,059	Fidelity Institutional Government Portfolio	0.06%	[1]		182,379,059

	Total Short Term Investments (Cost $332,369,545)				332,369,545

	Total Investments 101.6% (Cost $2,705,069,092)				2,792,026,720
	Liabilities in Excess of Other Assets (1.6)%				(45,081,536)

	NET ASSETS 100.0%				$2,746,945,184

#	Variable rate security. Rate disclosed is as of September 30, 2010.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund's Board of Trustees. At September 30, 2010, the value of these securities amounted to $117,859,997 or 4.3% of net assets.
1	Seven-day yield as of September 30, 2010.
I/O	Interest only security.
P/O	Principal only security.
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

10	DoubleLine Funds	See Accompanying Notes

Schedule of Investments DoubleLine Core Fixed Income Fund	(Unaudited) September 30, 2010

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
COLLATERALIZED MORTGAGE OBLIGATIONS 23.7%

	Adjustable Rate Mortgage Trust,
$183,947	Series 07-3	3.98%	#^	11/25/2037	106,834

	Bear Stearns Asset Backed Securities Trust,
387,106	Series 07-SD1-IA3A	6.50%		10/25/2036	278,535

	CF First Boston Mortgage Securities, Company,
310,756	Series 05-10-5A5	5.50%		11/25/2035	236,252

	Citi Mortgage Alternative Loan Trust,
524,000	Series 2006-A2	6.00%		05/25/2036	412,263
227,000	Series 2006-A5	6.00%		10/25/2036	159,813
500,258	Series 07-A1-1A7	6.00%		01/25/2037	373,150

	Commercial Mortgage Pass-Through Certificates,
250,000	Series 2001-J1A	7.21%	#^	02/16/2034	251,675

	Countrywide Alternative Loan Trust,
440,878	Series 2005-28CB-3A6	6.00%		08/25/2035	284,690
841,118	Series 2005-J10	0.96%	#	10/25/2035	628,328
1,148,913	Series 2006-26CB	6.50%		09/25/2036	828,190

	Countrywide Asset-Backed Certificates,
281,886	Series 05-13-AF3	5.43%		02/25/2033	201,319

	Deutsche Mortgage Securities, Inc.,
426,281	Series 2006-PR1-4A12	13.94%	# I/F	04/15/2036	447,513
537,188	Series 2006-PR1-5A14	11.65%	# I/F	04/15/2036	537,188

	First Horizon Alternative Mortgage Securities,
351,774	Series 2006-RE1-A1	5.50%		05/25/2035	306,578

	First Union Commercial Mortgage Securities, Inc.,
235,000	Series 2000-C2-G	8.51%	#	10/15/2032	234,666

	Greenwish Capital Commercial Funding Corporation,
300,000	Series 2004-FL2	0.66%	#^	11/05/2019	285,120

	GSR Mortgage Loan Trust,
245,833	Series 2005-6F-3A16	5.50%		07/25/2035	230,698

	JP Morgan Alternative Loan Trust,
500,000	Series 2006-S2-A4	6.19%	#	05/25/2036	246,321

	JP Morgan Chase Commercial Mortgage Security Corporation,
1,002,001	Series 2006-CIBC16-X2	0.51%	# I/O	05/12/2045	13,192

	Lehman Mortgage Trust,
141,302	Series 2006-9-1A19	29.08%	# I/F	01/25/2037	193,100
500,000	Series 2007-2-1A1	5.75%		03/25/2037	338,064

	Master Alternative Loans Trust,
327,278	Series 2005-2-3A1	6.00%		03/25/2035	290,125
138,519	Series 2007-1-2A7	6.00%		10/25/2036	103,571

	Morgan Stanley Capital, Inc.,
11,729,039	Series 2004-HQ4-X2	0.36%	#^ I/O	04/14/2040	86,960
36,655,568	Series 2005-IQ9-X2	1.21%	#^ I/O	07/15/2056	492,215

	Nomura Asset Acceptance Corporation,
419,979	Series 2006-AP1-A2	5.52%	#	01/25/2036	298,921

	Nomura Home Equity Loan Trust,
841,600	Series 2006-AF1-A2	5.80%	#	10/25/2036	436,480
1,576,941	Series 2007-1	6.06%	#	02/25/2037	856,623

	Option One Mortgage Loan Trust,
500,000	Series 2004-3-M3	1.00%	#	11/25/2034	409,543

	Residential Accredit Loans, Inc.,
494,575	Series 05-QS1-A5	5.50%		01/25/2035	434,258

	Residential Asset Mortgage Products, Inc.,
350,000	Series 2005-RS1-AI5	5.41%	#	12/25/2034	286,348

	Residential Asset Securitization Trust,
282,576	Series 2005-A7-A3	5.50%		06/25/2035	232,051
552,844	Series 2005-A11-2A4	6.00%		10/25/2035	382,962
357,377	Series 2006-R1-A1	27.01%	# I/F	01/25/2046	417,505

	RFMSI Series Trust,
855,683	Series 2006-S10	6.00%		10/25/2036	761,601

	Washington Mutual Mortgage Pass Through Certificates,
295,574	Series 05-1-2A	6.00%		03/25/2035	239,413
459,921	Series 07-5-A11	37.40%	# I/F	06/25/2037	747,812

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Washington Mutual Mortgage Securities,
$165,381	Series 05-C1A-A2	5.15%	#^	05/25/2036	166,558

	Wells Fargo Mortgage Backed Securities Trust,
498,221	Series 2005-AR14-A6	5.36%	#	08/25/2035	334,362
492,575	Series 05-AR16-6A4	3.60%	#	10/25/2035	234,377
841,879	Series 2007-7-A1	6.00%		06/25/2037	786,568

	Total Collateralized Mortgage Obligations (Cost $13,934,458)				14,591,742

CORPORATE BONDS 25.0%
100,000	3M Company	5.70%		03/15/2037	118,278
100,000	Abbott Labs	4.13%		05/27/2020	109,052
100,000	Abu Dhabi National Energy Company PJSC	6.17%		10/25/2017	107,250
100,000	Altria Group, Inc.	9.25%		08/06/2019	134,263
100,000	American Express Credit Corporation	2.75%		09/15/2015	100,743
100,000	Anheuser Busch Inbev Worldwide	4.13%		01/15/2015	107,752
100,000	Arcelormittal Sa Luxembourg	5.38%		06/01/2013	107,438
150,000	AT&T, Inc.	5.35%	^	09/01/2040	151,269
100,000	Banco Bradesco S.A. Grand	5.90%	^	01/16/2021	102,000
150,000	Banco Continental TR	7.38%		10/07/2040	155,813
100,000	Banco Cruzeiro Do Sul S.A.	8.88%	^	09/22/2020	105,000
100,000	Banco De Credito Del Peru	5.38%	^	09/16/2020	101,500
100,000	Banco International Del Peru	5.75%		10/07/2020	100,200
100,000	Banco Mercantil del Norte, S.A.	6.14%	#^	10/13/2016	101,000
125,000	Bank of America Funding Corporation	3.70%		09/01/2015	126,427
100,000	Bank of Moscow (Kuznetski)	6.81%	#	05/10/2017	100,500
100,000	Bank of New York Mellon	2.95%		06/18/2015	105,277
100,000	Berkshire Hathaway, Inc.	3.20%		02/11/2015	106,160
100,000	Boston Properties, Ltd.	5.63%		11/15/2020	109,957
100,000	BP Capital Markets P.L.C.	4.75%		03/10/2019	104,749
100,000	British Telecommunications P.L.C.	5.95%		01/15/2018	111,652
100,000	Calpine Corporation	7.88%	^	07/31/2020	103,250
200,000	Cisco Systems, Inc.	5.50%		02/22/2016	236,210
100,000	CIT Group, Inc.	7.00%		05/01/2013	101,000
1,000,000	Citi Bank N.A.	1.75%		12/28/2012	1,025,006
200,000	Citigroup, Inc.	6.00%		12/13/2013	219,437
100,000	Comcast Corporation	5.85%		11/15/2015	116,019
100,000	Community Health Systems, Inc.	8.88%		07/15/2015	106,500
100,000	Conagra Foods, Inc.	5.88%		04/15/2014	114,263
100,000	ConocoPhillips	6.50%		02/01/2039	125,710
100,000	Corporacion Pesquera Inca S.A.C	9.00%		02/10/2017	104,000
100,000	Cosan S.A. Industria e Comercio	8.25%		02/15/2049	101,500
100,000	Covidien International Finance S.A.	2.80%		06/15/2015	103,739
200,000	Credit Suisse USA, Inc.	5.38%		03/02/2016	226,282
200,000	Crown Castle International Corporation	9.00%		01/15/2015	221,500
100,000	Daimler Finance North America LLC	6.50%		11/15/2013	114,465
100,000	Dow Chemical Company	8.55%		05/15/2019	126,471
140,000	Drummond Company, Inc.	7.38%		02/15/2016	143,325

See Accompanying Notes	Semi-Annual Report	September 30, 2010	11

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
$ 100,000	EchoStar DBS Corporation	7.75%		05/31/2015	107,125
100,000	Ege Haina Finance Company	9.50%	^	04/26/2017	103,750
200,000	El Paso Corporation	7.00%		06/15/2017	213,372
100,000	Empresa Nacional De Petroleo	5.25%	^	08/10/2020	103,500
75,000	Flextronics International, Ltd.	6.25%		11/15/2014	76,688
100,000	Ford Motor Credit Company LLC	7.00%		04/15/2015	106,962
200,000	Forest Oil Corporation	7.25%		06/15/2019	205,500
200,000	Frontier Communications Corporation	8.50%		04/15/2020	221,749
200,000	General Electric Capital Corporation, Series A	3.75%		11/14/2014	211,992
100,000	General Mills, Inc.	6.00%		02/15/2012	106,694
100,000	Globo Communicacoao E Participacoes S.A.	6.25%		10/20/2049	102,750
100,000	GMAC, Inc.	7.50%		12/31/2013	107,250
200,000	Goldman Sachs Group, Inc.	6.00%		06/15/2020	220,387
100,000	Grupo Kuo Sab De C.V.	9.75%	^	10/17/2017	108,000
100,000	Grupo Papelero Scribe, S.A.	8.88%		04/07/2020	97,750
100,000	Halliburton Company	6.15%		09/15/2019	119,562
200,000	Host Marriott, L.P.	6.38%		03/15/2015	205,750
100,000	Industry & Construction Bank	6.20%	#	09/29/2015	96,452
200,000	JPMorgan Chase & Company	4.95%		03/25/2020	213,720
50,000	Kellogg Company	7.45%		04/01/2031	68,002
50,000	Kinder Morgan Energy Partners, LP	6.95%		01/15/2038	57,108
100,000	Kraft Foods, Inc.	5.38%		02/10/2020	111,913
150,000	Kroger Company	5.50%		02/01/2013	163,809
100,000	Medco Health Solutions, Inc.	7.13%		03/15/2018	122,992
100,000	Metlife, Inc.	5.70%		06/15/2035	106,666
100,000	MidAmerican Energy Holdings Company	5.95%		05/15/2037	112,882
100,000	MMG Fiduc (AES El Salvador)	6.75%		02/01/2016	94,750
200,000	Morgan Stanley	6.00%		04/28/2015	220,107
100,000	Myriad International Holdings B.V.	6.38%	^	07/28/2017	104,120
100,000	National Rural Utilities Cooperative Finance Corporation	10.38%		11/01/2018	143,416
100,000	News America, Inc.	6.65%	#	11/15/2037	115,416
30,000	NII Capital Corporation	10.00%		08/15/2016	34,374
85,000	NII Capital Corporation	8.88%		12/15/2019	94,881
100,000	Noble Group, Ltd.	6.63%		03/17/2015	103,380
100,000	Northrop Grumman Corporation	7.75%		02/15/2031	137,707
200,000	Nova Chemicals Corporation	8.38%		11/01/2016	211,500
100,000	Novartis Capital Corporation	4.40%		04/24/2020	111,270
100,000	Omnicom Group, Inc.	4.45%		08/15/2020	103,014
100,000	Oracle Corporation	3.88%	^	07/15/2020	104,897
95,100	Panama Canal Railway Company	7.00%		11/01/2026	83,688
150,000	Pemex Project Funding Master Trust	6.63%		06/15/2035	164,615
100,000	Pepsico, Inc.	4.50%		01/15/2020	111,714
100,000	Petrobras International Finance Company	5.75%		01/20/2020	111,205
100,000	Petroleum Company of Trinidad & Toago, Ltd.	6.00%		05/08/2022	102,750
53,902	Petrolum Export, Ltd.	5.27%	#	06/15/2011	54,306
100,000	Procter & Gamble Company	5.55%		03/05/2037	117,593
100,000	Qatari Diar Finance	5.00%	^	07/21/2020	105,402
50,000	Royal KPN N.V.	8.38%		10/01/2030	69,098
100,000	Safeway, Inc.	5.80%		08/15/2012	108,174
100,000	Simon Property Group L.P.	5.65%		02/01/2020	111,697

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
$200,000	Smithfield Foods, Inc.	10.00%	^	07/15/2014	231,001
100,000	Southern Power Company, Series D	4.88%		07/15/2015	111,431
200,000	Southwest Airlines Company	5.25%		10/01/2014	216,524
200,000	Supervalu, Inc.	8.00%		05/01/2016	202,500
100,000	Suzano Trading, Ltd.	5.88%	^	01/23/2021	100,500
200,000	Sydney Airport Finance Company	5.00%		02/01/2020	200,616
100,000	Telemovil Finance Company Ltd.	8.00%	^	10/01/2017	104,500
200,000	Time Warner Cable, Inc.	5.00%		02/01/2020	214,587
200,000	Transocean, Inc.	6.00%		03/15/2018	213,040
100,000	Tyco International Group S.A.	8.50%		01/15/2019	132,751
100,000	United Parcel Service, Inc.	5.13%		04/01/2019	117,913
100,000	United States Steel Corporation	7.38%		04/01/2020	104,750
200,000	Valero Energy Corporation	6.13%		02/01/2020	218,372
100,000	Verizon Communications, Inc.	7.35%		04/01/2039	128,846
100,000	Viacom, Inc.	6.25%		04/30/2016	117,438
200,000	Wachovia Corporation Global	5.50%		05/01/2013	219,972
100,000	Wal-Mart Stores, Inc.	3.63%		07/08/2020	104,741
130,000	Waste Management, Inc.	6.13%		11/30/2039	144,470
100,000	Wellpoint, Inc.	5.25%		01/15/2016	112,281
200,000	Wynn Las Vegas LLC	7.88%		11/01/2017	215,500
106,000	Xerox Corporation	5.50%		05/15/2012	112,829
100,000	Xto Energy, Inc.	6.50%		12/15/2018	127,551

	Total Corporate Bonds (Cost $14,869,204)				15,298,469

FOREIGN GOVERNMENT AGENCY ISSUES 0.4%
100,000	Hydro-Quebec	8.00%		02/01/2013	116,321
100,000	Korea Development Bank	8.00%		01/23/2014	117,063

	Total Foreign Government Agency Issues (Cost $228,875)				233,384

FOREIGN GOVERNMENT BONDS AND NOTES 0.5%
100,000	Province of Ontario	4.95%		11/28/2016	116,028
100,000	Republic of Chile	3.88%		08/05/2020	105,030
100,000	United Mexican States	5.63%		01/15/2017	114,900

	Total Foreign Government Bonds and Notes (Cost $324,565)				335,958

US GOVERNMENT AGENCY OBLIGATIONS 29.2%
800,000	Federal Home Loan Banks	1.88%		11/19/2012	801,649
	Federal Home Loan Mortgage Corporation
2,300,000	Global Debt Facility	1.00%		07/20/2012	2,303,776
1,691,154	Series 3616-SG	6.07%	# I/O I/F	03/15/2032	234,895
416,658	Series 2750-ZT	5.00%		02/15/2034	441,101
1,481,494	Series 3002-SN	6.16%	# I/O I/F	07/15/2035	206,910
625,648	Series 3045-DI	6.38%	# I/O I/F	10/15/2035	90,009
122,859	Series 3117-ZN	4.50%		02/15/2036	127,020
509,230	Series 3666-VZ	5.50%		08/15/2036	576,703
1,301,142	Series 3275-SC	5.73%	# I/O I/F	02/15/2037	151,406
	Federal National Mortgage Association
381,504	Series 1099-SG	2.33%		3/16/2025	466,865
1,316,000	Series 3982-AJ	0.85%		08/17/2012	1,317,725
829,000	Series 3198-AZ	1.88%		10/29/2012	829,795
324,662	Series 09-16-MZ	5.00%		03/25/2029	365,550
900,657	Series 03-117-KS	6.75%	# I/O I/F	08/25/2033	103,433
1,284,965	Series 06-56-SM	6.40%	# I/O	07/25/2036	211,229
2,045,458	Series 07-116-BI	5.90%	# I/O I/F	05/25/2037	290,272

12	DoubleLine Funds	See Accompanying Notes

(Unaudited) September 30, 2010

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
$ 391,593	Series 2008-29-ZA	4.50%		04/25/2038	400,598
2,111,687	Series 2008-62-SC	5.65%	# I/O I/F	07/25/2038	205,662
1,250,000	Series 2010-59-PS	6.12%	# I/O I/F	03/25/2039	187,619
2,307,716	Series 2010-59	4.74%	# I/O	01/25/2040	203,728
3,244,651	Series 10-31-SA	4.67%	# I/O I/F	04/25/2040	209,640
1,470,454	Series 10-34-PS	4.60%	# I/O I/F	04/25/2040	168,811
305,031	Series 2010-64-EZ	5.00%		06/25/2040	328,373
266,784	Series 2010-101-ZH	4.50%		07/25/2040	267,056
500,000	Series 2003-W17-1A7	5.75%		08/25/2043	571,032
2,103,514	Series 2010-35	6.09%	# I/O	04/25/2050	200,418
5,372,066	Series 2010-34	5.10%	I/O	04/25/2040	675,980
	Federal National Mortgage Association Pass-Thru,
1,000,000	Pool AC3733	0.80%		09/27/2012	1,002,061
989,018	Pool MA0517	4.00%		09/01/2020	1,044,570
173,644	Pool AD2177	4.50%		06/01/2030	182,556
918,632	Pool 931104	5.00%		05/01/2039	979,936
492,172	Pool MA0282	5.00%		12/01/2039	525,542
398,555	Pool AC1032	5.00%		06/01/2040	415,206
893,429	Pool MA0468	5.00%		07/01/2040	930,754

	Government National Mortgage Association,
271,875	Series 2003-67-SP	6.76%	# I/O I/F	08/20/2033	83,333
1,221,869	Series 2008-82-SM	5.70%	# I/O I/F	09/20/2038	103,884
402,912	Series 2010-25-ZB	4.50%		02/16/2040	401,810

	GSAA Home Equity Trust,
423,590	Series 2006-4-4A1	0.45%	#	03/25/2036	374,885

	Total US Government Agency Obligations (Cost $17,624,644)				17,981,792

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US GOVERNMENT BONDS AND NOTES 19.0%
$2,570,000	United States Treasury Bonds	8.50%		02/15/2020	3,879,495
1,570,000	United States Treasury Bonds	4.38%		02/15/2038	1,769,439
550,000	United States Treasury Notes	0.75%		05/31/2012	553,375
4,470,000	United States Treasury Notes	2.38%		03/31/2016	4,687,563
730,000	United States Treasury Notes	3.75%		11/15/2018	815,661

	Total US Government Bonds and Notes (Cost $11,373,841)				11,705,533

SHORT TERM INVESTMENT 1.3%
817,876	Fidelity Institutional Government Portfolio	0.06%	[1]		817,876

	Total Short Term Investment (Cost $817,876)				817,876

	Total Investments 99.1% (Cost $59,173,463)				60,964,754
	Other Assets in Excess of Liabilities 0.9%				553,015

	NET ASSETS 100.0%				$61,517,769

#	Variable rate security. Rate disclosed is as of September 30, 2010.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund's Board of Trustees. At September 30, 2010, the value of these securities amounted to $3,119,051 or 5.1% of net assets.
1	Seven-day yield as of September 30, 2010.
I/O	Interest only security.
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

See Accompanying Notes	Semi-Annual Report	September 30, 2010	13

Schedule of Investments DoubleLine Emerging Markets Fixed Income Fund

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
CORPORATE BONDS 93.1%

ARGENTINA 0.5%
$225,000	YPF Sociedad Anonima	10.00%		11/02/2028	248,625

					248,625

BRAZIL 14.8%
530,000	Banco Bradesco S.A.	5.90%	^	01/16/2021	540,600
400,000	Banco Cruzeiro do Sul S.A.	8.88%	^	09/22/2020	420,000
500,000	Banco do Brasil S.A.	5.38%	^	01/15/2021	501,250
500,000	Brasil Telecom S.A.	9.38%		02/18/2014	520,000
200,000	Braskem Finance Limited	7.00%	^	05/07/2020	212,500
650,000	Cosan S.A. Industria e Comercio	8.25%		02/15/2049	659,749
500,000	CSN Islands XII	7.00%		12/23/2049	494,375
350,000	Gol Finance	9.25%		07/20/2020	364,438
950,000	Globo Communicacoao E Participacoes S.A.	6.25%		10/20/2049	976,125
200,000	JBS S.A.	8.25%	^	01/29/2018	208,000
500,000	Odebrecht Finance, Ltd.	7.50%		12/31/2049	507,500
900,000	Suzano Trading, Ltd.	5.88%	^	01/23/2021	904,500
450,000	Tele Norte Leste S.A.	8.00%		12/18/2013	465,390
800,000	Telemar Norte Leste S.A.	5.50%	^	10/23/2020	810,400

					7,584,827

CAYMAN ISLANDS 2.6%
1,350,000	Banco Continental TR	7.38%	#^	10/07/2040	1,350,000

					1,350,000

CHILE 6.0%
500,000	Banco Del Estado De Chile	4.13%	^	10/07/2010	502,365
800,000	CAP S.A.	7.38%		09/15/2036	878,079
250,000	Celulosa Arauco y Constitucion S.A.	5.00%	^	01/21/2021	254,271
500,000	Colbun S.A.	6.00%		01/21/2020	532,400
900,000	Empresa Nacional De Petroleo	5.25%	^	08/10/2020	931,500

					3,098,615

CHINA 2.2%
1,000,000	MCE Finance Limited	10.25%	^	05/15/2018	1,127,500

					1,127,500

COLOMBIA 3.3%
1,638,000	Drummond Co, Inc.	7.38%		02/15/2016	1,676,902

					1,676,902

DOMINICAN REPUBLIC 2.8%
250,000	AES Dominicana Energia Finance, S.A.	11.00%	^	12/13/2015	266,250
900,000	Ege Haina Finance Company	9.50%	^	04/26/2017	933,750
250,000	ITABO Finance S.A.	10.88%	^	10/05/2013	261,250

					1,461,250

EGYPT 0.6%
296,459	Petrolum Export, Ltd.	5.27%		06/15/2011	298,682

					298,682

EL SALVADOR 3.9%
1,130,000	MMG Fiduc (AES El Salvador)	6.75%		02/01/2016	1,070,675
900,000	Telemovil Finance Company Ltd.	8.00%	^	10/01/2017	940,500

					2,011,175

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
HONG KONG 1.6%
$200,000	Noble Group, Ltd.	6.63%		03/17/2015	206,760
350,000	Noble Group, Ltd.	6.75%		01/29/2020	378,265
200,000	Noble Group, Ltd.	6.63%	^	08/05/2020	209,989

					795,014

INDIA 1.1%
500,000	Reliance Industries, Ltd.	8.25%		01/15/2027	565,000

					565,000

INDONESIA 0.5%
250,000	Indosat Palapa Company B.V.	7.38%	^	07/29/2020	276,875

					276,875

ISRAEL 1.6%
750,000	Israel Electric Corp. Ltd.	7.88%		12/15/2026	835,109

					835,109

JAMICIA 0.7%
350,000	Digicel Group Ltd.	8.25%	^	09/01/2017	371,132

					371,132

KAZAKHSTAN 6.0%
1,000,000	Development Bank Of Kazakhstan	6.00%		03/23/2026	925,000
200,000	Halyk Savings Bank	9.25%		10/16/2013	223,500
300,000	HSBK Europe B.V.	7.25%		2/30/2018	309,750
400,000	Jsc Bank Centercre	8.63%		01/30/2014	424,500
100,000	Jsc Bank Centercre	8.00%		01/15/2020	101,423
500,000	Kazakhstan Temir Zholy B.V.	6.38%	^	10/06/2020	519,375
300,000	Kazkommerts International B.V.	8.50%	^	04/16/2013	297,750
257,273	Tengizchevroil Finance Company	6.12%		11/15/2014	272,066

					3,073,364

MEXICO 13.1%
400,000	Axtel SAB DE C.V.	9.00%		09/22/2019	374,000
600,000	Banco Mercantil del Norte, S.A.	6.14%	#^	10/13/2016	606,000
350,000	Gruma SAB DE C.V.	7.75%		09/03/2049	343,000
900,000	Grupo Kuo Sab De C.V.	9.75%	^	10/17/2017	971,999
1,100,000	Grupo Papelero Scribe S.A.	8.88%	^	04/07/2020	1,075,250
700,000	Grupo Petrotemex S.A. de C.V.	9.50%		08/19/2014	775,250
500,000	Mexichem, S.A.B. de C.V.	8.75%		11/06/2019	580,000
370,000	NII Capital Corporation	10.00%		08/15/2016	423,946
915,000	NII Capital Corporation	8.88%		12/15/2019	1,021,369
500,000	Petroleos Mexicanos	6.63%	^	06/15/2035	548,715

					6,719,529

PANAMA 2.9%
700,000	AES Panama S.A.	6.35%		12/21/2016	757,750
190,811	Corredor Sur Trust	6.95%		05/25/2025	213,708
618,150	Panama Canal Railway Company	7.00%		11/01/2026	543,972

					1,515,430

PERU 5.0%
600,000	Banco De Credito Del Peru	5.38%	^	09/16/2020	609,000
100,000	Banco De Credito Del Peru	6.95%	#	11/07/2021	106,250
100,000	Banco De Credito Del Peru	9.75%	#	11/06/2069	120,000
400,000	Banco International Del Peru	5.75%	^	10/07/2020	400,800
300,000	Banco International Del Peru	8.50%	#^	04/23/2070	325,500
950,000	Corporacion Pesquera Inca S.A.C	9.00%		02/10/2017	988,000

					2,549,550

14	DoubleLine Funds	See Accompanying Notes

(Unaudited) September 30, 2010

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
QATAR 3.2%
$350,000	Nakilat, Inc.	6.07%		12/31/2033	387,625
800,000	Qatari Diar Finance	5.00%	^	07/21/2020	843,217
380,000	Ras Laffan Liquefied Natural Gas Company	5.84%		09/30/2027	426,094

					1,656,936

RUSSIA 9.0%
450,000	Alfa Bank (Ukraine ISS)	13.00%	^	07/30/2012	464,625
1,000,000	Alfa Bank (Ukraine ISS)	7.88%	^	09/25/2017	1,010,000
700,000	Bank of Moscow (Kuznetski)	6.81%	#^	05/10/2017	703,500
100,000	Eurasian Development Bank	7.38%	^	09/29/2014	110,505
100,000	Gaz Capital S.A.	7.29%		08/16/2037	111,685
200,000	GPB Eurobond Finance PLC	6.50%		09/23/2015	210,000
400,000	Industry & Construction Bank	6.20%	#	09/29/2015	385,809
550,000	RZD Capital, Ltd.	5.74%		04/03/2017	581,213
1,000,000	SB Capital S.A.	5.50%		07/07/2015	1,030,000

					4,607,337

SINGAPORE 2.6%
500,000	Flextronics International, Ltd.	6.25%		11/15/2014	511,250
500,000	Stats Chippac, Ltd.	7.50%	^	08/12/2015	541,250
250,000	Temasek Financial, Ltd.	4.30%	^	10/25/2019	272,075

					1,324,575

SOUTH AFRICA 2.2%
1,100,000	Myriad International Holdings B.V.	6.38%	^	07/28/2017	1,145,200

					1,145,200

SOUTH KOREA 0.7%
350,000	Woori Bank	6.21%	#^	05/02/2037	338,499

					338,499

TRINIDAD AND TOBAGO 1.9%
400,000	National Gas Co. of Trinidad and Tobago	6.05%		01/15/2036	381,750
600,000	Petroleum Company of Trinidad & Tobago, Ltd.	6.00%	^	05/08/2022	616,500

					998,250

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
TURKEY 0.7%
$ 350,000	T2 Capital Finance Company S.A.	6.95%	^	02/06/2017	362,443

					362,443

UNITED ARAB EMIRATES 1.7%
350,000	Abu Dhabi National Energy Company PJSC	6.17%		10/25/2017	375,375
500,000	Waha Aerospace B.V.	3.93%	^	07/28/2020	514,845

					890,220

VIRGIN ISLANDS (BRITISH) 1.9%
1,000,000	Gold Fields Orogen Holdings	4.88%	^	10/07/2020	994,300

					994,300

	Total Corporate Bonds (Cost $46,743,380)				47,876,339

FOREIGN GOVERNMENT BONDS AND NOTES 3.2%
1,550,000	Republic Of Chile	3.88%		08/05/2020	1,627,965

	Total Foreign Government Bonds and Notes (Cost $1,561,515)				1,627,965

SHORT TERM INVESTMENT 9.2%
4,738,133	Fidelity Institutional Government Portfolio	0.06%	[1]		4,738,133

	Total Short Term Investment (Cost $4,738,133)				4,738,133

	Total Investments 105.5% (Cost $53,043,028)				54,242,437
	Liabilities in Excess of Other Assets (5.5)%				(2,827,588)

	NET ASSETS 100.0%				$51,414,849

#	Variable rate security. Rate disclosed is as of September 30, 2010.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund's Board of Trustees. At September 30, 2010, the value of these securities amounted to $24,293,980 or 47.3% of net assets.
1	Seven-day yield as of September 30, 2010.

See Accompanying Notes	Semi-Annual Report	September 30, 2010	15

Statements of Assets and Liabilities	(Unaudited) September 30, 2010

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund

ASSETS
Investments, at Value*	$2,459,657,175	$60,146,878	$49,504,304
Short-term Securities*	332,369,545	817,876	4,738,133
Receivable for Fund Shares Sold	64,997,237	994,762	742,424
Interest and Dividends Receivable	14,169,269	487,449	689,788
Receivable for Investments Sold	1,035,238	311,014	101,300
Prepaid Expenses and Other Assets	180,901	38,719	37,022
Cash	—	—	23,493
Due from Advisor	—	15,184	—
Total Assets	2,872,409,365	62,811,882	55,836,464

LIABILITIES
Payable for Investments Purchased	110,954,663	1,170,694	4,235,030
Payable for Fund Shares Redeemed	6,791,558	54,733	95,727
Distribution Payable	6,599,082	41,309	50,107
Investment Advisory Fees Payable	764,180	—	5,174
Distribution Fees Payable	123,032	605	—
Administration Fees Payable	89,540	2,142	1,506
Accrued Expenses	77,218	16,013	34,071
Custody Fees Payable	64,908	8,617	—
Total Liabilities	125,464,181	1,294,113	4,421,615
Net Assets	$2,746,945,184	$61,517,769	$51,414,849

NET ASSETS WERE COMPOSED OF:
Paid-in Capital	$2,659,493,128	$59,527,009	$50,250,725
Undistributed Net Investment Income	261,698	6,419	7,095
Accumulated Net Realized Gain (Loss) on Investments	232,730	193,050	(42,380)
Net Unrealized Appreciation (Depreciation) of Investments	86,957,628	1,791,291	1,199,409
Net Assets	$2,746,945,184	$61,517,769	$51,414,849

*Identified Cost:
Investment Securities	$2,372,699,547	$58,355,587	$48,304,895
Short-term Securities	$332,369,545	$817,876	$4,738,133

Class I (unlimited shares authorized):
Net Assets	$2,127,844,710	$50,850,308	$44,013,460
Capital Shares Outstanding	192,913,218	4,816,140	4,219,398
Net Asset Value, Offering and Redemption Price per Share	$11.03	$10.56	$10.43

Class N (unlimited shares authorized):
Net Assets	$619,100,474	$10,667,461	$7,401,389
Capital Shares Outstanding	56,130,092	1,010,364	709,290
Net Asset Value, Offering and Redemption Price per Share	$11.03	$10.56	$10.43

16	DoubleLine Funds	See Accompanying Notes

Statements of Operations	(Unaudited) Period Ended September 30, 2010

	DoubleLine Total Return Bond Fund[1]	DoubleLine Core Fixed Income Fund[2]	DoubleLine Emerging Markets Fixed Income Fund[1]

INVESTMENT INCOME
Income:
Interest	$65,777,209	$801,247	$714,524
Total Investment Income	65,777,209	801,247	714,524
Expenses:
Investment Advisory Fees	2,376,749	50,182	82,621
Distribution Fees - Class N	344,196	3,722	3,092
Administration Fees	148,547	3,136	2,754
Trustees’ Fees and Expenses	98,555	2,950	9,425
Insurance Expenses	95,394	2,029	1,651
Registration Fees	91,385	19,439	28,346
Professional Fees	88,853	38,853	40,993
Transfer Agent Fees	81,461	23,396	28,164
Shareholder Reporting Expenses	72,778	2,101	3,115
Miscellaneous Expenses	12,273	266	2,070
Fund Accounting Fees	9,225	4,444	6,238
Custodian Fees	3,256	4,117	15,028
Total Expenses	3,422,672	154,635	223,497
Less: Fees Waived	(169,717)	(89,400)	(115,753)
Net Expenses	3,252,955	65,235	107,744

Net Investment Income	62,524,254	736,012	606,780

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments	232,730	193,050	(42,380)
Net Change in Unrealized Appreciation (Depreciation) of Investments	86,957,628	1,791,291	1,199,409
Net Realized and Unrealized Gain (Loss) on Investments	87,190,358	1,984,341	1,157,029

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$149,714,612	$2,720,353	$1,763,809

[1]	Commencement of operations on April 6, 2010.
[2]	Commencement of operations on June 1, 2010.

Semi-Annual Report	September 30, 2010	17

Statements of Changes in Net Assets	(Unaudited) Period Ended September 30, 2010

	DoubleLine Total Return Bond Fund[1]	DoubleLine Core Fixed Income Fund[2]	DoubleLine Emerging Markets Fixed Income Fund[1]

OPERATIONS
Net Investment Income	$62,524,254	$736,012	$606,780
Net Realized Gain (Loss) on Investments	232,730	193,050	(42,380)
Net Change in Unrealized Appreciation (Depreciation) of Investments	86,957,628	1,791,291	1,199,409
Net Increase (Decrease) in Net Assets Resulting from Operations	149,714,612	2,720,353	1,763,809

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income
Class I	(48,051,629)	(634,244)	(530,906)
Class N	(14,210,927)	(95,349)	(68,779)

Total Distributions to Shareholders	(62,262,556)	(729,593)	(599,685)

NET CAPITAL SHARE TRANSACTIONS
Class I	2,060,328,364	49,091,020	42,995,131
Class N	599,164,764	10,435,989	7,255,594
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	2,659,493,128	59,527,009	50,250,725

Total Increase (Decrease) in Net Assets	$2,746,945,184	$61,517,769	$51,414,849

NET ASSETS
Beginning of Period	$—	$—	$—
End of Period	$2,746,945,184	$61,517,769	$51,414,849

Undistributed Net Investment Income	$261,698	$6,419	$7,095

[1]	Commencement of operations on April 6, 2010.
[2]	Commencement of operations on June 1, 2010.

18	DoubleLine Funds	See Accompanying Notes

Financial Highlights	(Unaudited) Period Ended September 30, 2010

	DoubleLine Total Return Bond Fund[1]		DoubleLine Core Fixed Income Fund[2]		DoubleLine Emerging Markets Fixed Income Fund[1]
	Class I	Class N	Class I	Class N	Class I	Class N

Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[3]	0.55	0.54	0.20	0.20	0.27	0.26
Net Gain (Loss) on Investments (Realized and Unrealized)	0.91	0.91	0.51	0.51	0.40	0.40
Total from Investment Operations	1.46	1.45	0.71	0.71	0.67	0.66

Less Distributions:
Distributions from Net Investment Income	(0.43)	(0.42)	(0.15)	(0.15)	(0.24)	(0.23)
Distributions from Net Realized Gain	—	—	—	—	—	—
Total Distributions	(0.43)	(0.42)	(0.15)	(0.15)	(0.24)	(0.23)
Net Asset Value, End of Period	$11.03	$11.03	$10.56	$10.56	$10.43	$10.43
Total Return[4]	14.75%	14.65%	7.14%	7.08%	6.75%	6.65%

Supplemental Data:
Net Assets, End of Period (000’s)	$2,127,845	$619,100	$50,850	$10,667	$44,013	$7,401
Ratios to Average Net Assets:
Expenses Before Fees Waived[5]	0.52%	0.77%	1.19%	1.52%	2.00%	2.24%
Expenses After Fees Waiver[5]	0.49%	0.74%	0.49%	0.74%	0.95%	1.20%
Net Investment Income (Loss)[5]	10.57%	10.37%	5.88%	5.75%	4.50%	4.15%
Portfolio Turnover Rate[4]	1%	1%	21%	21%	64%	64%

[1]	Commencement of operations on April 6, 2010.
[2]	Commencement of operations on June 1, 2010.
[3]	Calculated using average shares outstanding throughout the period.
[4]	Not annualized.
[5]	Annualized.

Semi-Annual Report	September 30, 2010	19

Notes to Financial Statements

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of three funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, and DoubleLine Emerging Markets Fixed Income Fund (each a “Fund” and collectively the “Funds”). Each Fund has two classes of shares, Class N shares and Class I shares. Class N shares make payments under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The DoubleLine Total Return Bond Fund and DoubleLine Emerging Markets Fixed Income Fund commenced operations on April 6, 2010. The DoubleLine Core Fixed Income Fund commenced operations on June 1, 2010.

The DoubleLine Total Return Bond Fund is a diversified fund and its investment objective is to seek to maximize total return. The DoubleLine Core Fixed Income Fund is a diversified fund and its investment objective is to seek to maximize current income and total return. The DoubleLine Emerging Markets Fixed Income Fund is a non-diversified fund and its investment objective is to seek high total return from current income and capital appreciation.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation. Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost; however, securities with a demand feature exercisable by the seller within seven days are generally valued at par. Open-end management investment companies will be valued based upon the reported NAV.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained are unreliable. As of September 30, 2010, the Funds did not hold securities fair valued by the Valuation Committee.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets

•	Level 2—Quoted prices for similar instruments or inputs derived from observable market data. Directly observable inputs for the life of the financial instrument

•	Level 3—Unobservable inputs developed using the reporting entity’s estimates and assumptions, which reflect those that market participants would use

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Valuation Inputs	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund *
Level 1
Short Term Investments	$332,369,545	$817,876	$4,738,133
Level 2
Collateralized Mortgage Obligations	1,339,868,087	14,591,742	—
Corporate Bonds	—	15,298,469	47,876,339
Foreign Government Agency Issues	—	233,384	—
Foreign Government Bonds and Notes	—	335,958	1,627,965
US Government Agency Obligations	1,119,789,088	17,981,792	—
US Government Bonds and Notes	—	11,705,533	—
Total Level 2	2,459,657,175	60,146,878	49,504,304
Level 3	—	—	—
Total	$2,792,026,720	$60,964,754	$54,242,437

*	See the Schedule of Investments for the investments detailed by country.

20	DoubleLine Funds

(Unaudited) September 30, 2010

(b) Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

The Funds may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Funds intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

The Funds have adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. As of September 30, 2010 there are no open tax years and the Funds have no examinations in progress.

Management has analyzed the Funds’ tax position, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year-end March 31, 2011. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(c) Security Transactions, Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income is recorded on an accrual basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(d) Distributions to Shareholders. Dividends from the net investment income of each Fund will be declared and paid monthly. The Funds will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

(e) Use of Estimates. The preparation of financial statements in conformity with principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

(f) Share Valuation. The net asset value (“NAV”) per share of closing shares of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price for a class of shares of a Fund is equal to the net asset value of that class.

(g) Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(h) Other. The Funds are charged for those expenses that are directly attributable. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.

3.  Commitments and Other Related Party Transactions

DoubleLine Capital LP (the “Adviser”) provides the Funds with investment management services under an Investment Advisory and Management Agreement (the “Agreement”). Under the Agreement, the Adviser manages the investment of the assets of each Fund, places orders for the purchase and sale of its portfolio securities and is responsible for the day-to-day management of the Trust’s business affairs. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.40%, 0.40% and 0.75% of the average net assets of the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, and DoubleLine Emerging Markets Fixed Income Fund, respectively.

The Adviser has contractually agreed to limit the DoubleLine Total Return Bond Fund’s and the DoubleLine Core Fixed Income Fund’s expenses so that their ratio of expenses to average net assets will not exceed 0.49% for the Class I shares and 0.74% for the Class N shares. The Adviser has contractually agreed to limit the DoubleLine Emerging Markets Fixed Income Fund’s expenses so that its ratio of expenses to average net assets will not exceed 0.95% for the Class I shares and 1.20% for the Class N shares. These expense limitations may only be terminated after April 2, 2011, one year after the effective date of the registration statement.

The Adviser is permitted to be reimbursed for fee reductions and/or expense reimbursements it made to a Fund in the prior three fiscal years. Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement

Semi-Annual Report	September 30, 2010	21

Notes to Financial Statements (Cont.)

requested by the Adviser is subject to review and approval by the Board of Trustees and will be subject to the Fund’s expense limitations in place when the expenses were waived.

For the period ended September 30, 2010, the Adviser contractually reimbursed certain operating expenses of the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, and the DoubleLine Emerging Markets Fixed Income Fund in the amounts of $169,717, $89,400, and $115,753, respectively. The Adviser may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund
March 31, 2014	$169,717	$89,400	$115,753

The Class N shares of each Fund are subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund will compensate the Funds’ distributor or other financial intermediaries for distribution and related services at a rate equal to 0.25% of the average daily net assets of that Fund attributable to its Class N shares. The fees may be used to pay the Fund’s distributor for distribution services and sales support services provided in connection with Class N shares. The fee may also be used to pay financial intermediaries for the sales support services and related expenses and shareholder servicing fees. The shareholder servicing fees will be paid to compensate financial intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.

4.  Purchases and Sales of Securities

Investment transactions (excluding short-term investments and U.S. Government securities) for the period ended September 30, 2010, were as follows:

	Purchases at Cost	Sales or Maturity Proceeds
DoubleLine Total Return Bond Fund	$2,414,242,810	$17,138,550
DoubleLine Core Fixed Income Fund	56,937,174	9,212,298
DoubleLine Emerging Markets Fixed Income Fund	64,569,588	15,809,672

5.  Income Tax Information

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Funds do not have a full fiscal year):

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund
Tax cost of investments	$2,705,069,092	$59,173,463	$53,043,028
Gross tax unrealized appreciation	97,031,184	1,885,007	1,238,436
Gross tax unrealized depreciation	(10,073,556)	(93,716)	(39,027)
Net tax unrealized appreciation	$86,957,628	$1,791,291	$1,199,409

22	DoubleLine Funds

6.  Capital Share Transactions

Transactions in each Fund’s shares were as follows:

	DoubleLine Total Return Bond Fund		DoubleLine Core Fixed Income Fund		DoubleLine Emerging Markets Fixed Income Fund
	Class I		Class I		Class I
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	195,805,399	$2,091,670,121	5,332,411	$54,500,975	4,334,006	$44,152,421
Reinvested Dividends	2,684,247	29,142,959	52,730	550,906	44,109	447,252
Shares Redeemed	(5,576,428)	(60,484,716)	(569,001)	(5,960,861)	(158,717)	(1,604,542)
	192,913,218	$2,060,328,364	4,816,140	$49,091,020	4,219,398	$42,995,131
Beginning Shares	—		—		—
Ending Shares	192,913,218		4,816,140		4,219,398

	Class N		Class N		Class N
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	56,929,117	$607,719,556	1,076,789	$11,129,923	840,777	$8,573,719
Reinvested Dividends	1,063,739	11,530,156	7,667	80,290	5,933	60,663
Shares Redeemed	(1,862,764)	(20,084,948)	(74,092)	(774,224)	(137,420)	(1,378,788)
	56,130,092	$599,164,764	1,010,364	$10,435,989	709,290	$7,255,594
Beginning Shares	—		—		—
Ending Shares	56,130,092		1,010,364		709,290

7.  Recently Issued Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Level 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented. The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

8.  Legal Proceedings

On January 7, 2010, Trust Company of the West commenced litigation against the Adviser in the Superior Court of the State of California, County of Los Angeles, Central District (the “Court”), alleging unfair competition. The suit alleges that the Adviser and four employees of the Adviser who are former employees of Trust Company of the West or its affiliates, including Jeffrey Gundlach (such four employees the “Individuals”), misappropriated Trust Company of the West’s confidential and proprietary information in founding and operating the Adviser and are using such information in competing for assets under management. The lawsuit also includes claims against certain of the Individuals (including Mr. Gundlach), but not the Adviser, for breach of fiduciary duty, misappropriation of trade secrets, breach of confidence, intentional interference with contractual relations and civil conspiracy. The lawsuit seeks, among other things, damages in excess of $200 million and asks that the Court impose a constructive trust on the limited partnership interests of the Adviser in favor of Trust Company of the West.

On February 10, 2010, the Adviser and the Individuals filed with the Court an answer denying all of Trust Company of the West’s claims, and the Individuals (but not the Adviser) filed with the Court a cross-complaint against Trust Company of the West for, among other things, breach of contract in connection with Trust Company of the West’s termination of Mr. Gundlach’s employment and failure to pay amounts due thereunder.

The Adviser has informed the Trust that it believes that it and the Individuals have meritorious defenses to the allegations contained in Trust Company of the West’s lawsuit.

On November 30, 2010, Trust Company of the West argued before the Court a motion to amend the complaint to add the Trust and certain of the Trustees as parties to the litigation. Trust Company of the West advanced a number of theories for liability on the part of the Trust, including that the Trust is an instrumentality of the Adviser and that the Trust and certain of the Trustees are liable for the actions of the Adviser. In the amended complaint, Trust Company of the West sought a variety of remedies, including a constructive trust as to the Trust’s profits and a temporary injunction against the Trust’s continued operations, and other simple and punitive damages. The Court indicated, in a tentative ruling, its intent to deny the motion to add the Trust and the Trustees. After a hearing on the motion, but before the Court could rule, Trust Company of the West requested a withdrawal of the motion.

(Unaudited) September 30, 2010

Semi-Annual Report	September 30, 2010	23

Notes to Financial Statements (Cont.)

Notwithstanding the Court’s tentative determination on the motion to amend, on December 1, 2010, Trust Company of the West filed a separate complaint against the Trust and certain of the Trustees directly asserting nearly identical claims as those presented in the proposed amended complaint and seeking similar remedies. The new complaint was filed in Superior Court of the State of California, County of Los Angeles, Central District and is expected to be consolidated with the current litigation before the same Court. The litigation should not impact the expenses of the Funds, as the Adviser has agreed to bear all legal fees and other related expenses of the Trust and the Trustees in connection with defending against the claim.

Neither the Trust nor the Trustees have initiated or participated in any improper harm to Trust Company of the West, and the Trust, in consultation with counsel, believes that the extraordinary remedies sought against it are unlikely to be granted. However, there can be no assurance as to the outcome of any litigation. The remedies sought against the Trust, if granted, could have a material adverse effect on shareholder returns for the Funds.

Trust Company of the West raised a fund under the U.S. Treasury’s Legacy Securities Public Private Investment Program (the “PPIP”) in the fall of 2009 to be managed by Mr. Gundlach, as key person, and announced in January 2010, subsequent to the termination of Mr. Gundlach, that it had voluntarily withdrawn the fund from the PPIP and would conduct an orderly liquidation of the fund. The Adviser has advised the Trust that employees and former employees of the Adviser have been interviewed by representatives of the Special Inspector General of the Troubled Asset Relief Program, and by the office of the United States Attorney for the Southern District of New York, in connection with the PPIP and in connection with the same allegations of misappropriation of proprietary information made by Trust Company of the West in its litigation against the Adviser. The Adviser understands that the inquiry stems at least in part from a federal grand jury inquiry. The Adviser has informed the Trust that it has cooperated with the inquiry and has voluntarily produced documents. The Trust and the Funds are not involved in any of these inquiries.

Litigation and investigation and defense of any governmental inquiry or investigation can be expensive and time consuming, and their results can be unpredictable. There can be no assurances as to the outcome of these matters. The litigation and any governmental inquiry or investigation could consume a material amount of the Adviser’s resources thereby potentially impairing the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds. In the event of an adverse outcome or if expenses of the litigation and related matters are greater than anticipated, the Adviser’s ability to manage the Funds may be materially impaired, and shareholders, or the viability of the Funds, could be adversely affected.

9.  Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Other than the legal proceedings described in Note 8, the Funds have determined there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

24	DoubleLine Funds

Shareholder Expenses	(Unaudited)

Example

As a shareholder of DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, and DoubleLine Emerging Markets Fixed Income Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees and other Fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period covered by this report.

Actual Expenses

The actual return columns in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The only transaction fees you may be required to pay are for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. These fees are assessed on all accounts, as applicable. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. The transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes

The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. The DoubleLine Funds do not charge any sales loads or exchange fees, but these may be present in other funds to which you compare this data. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Actual		Hypothetical (5% return before expenses)
		Fund’s Annualized Expense Ratio	Beginning Account Value	Ending Account Value 9/30/10	Expenses Paid During Period *	Ending Account Value 9/30/10	Expenses Paid During Period *
DoubleLine Total Return Bond Fund	Class I	0.49%	$1,000	$1,148	$2.55	$1,022	$2.40
	Class N	0.74%	$1,000	$1,147	$3.85	$1,021	$3.63
DoubleLine Core Fixed Income Fund	Class I	0.49%	$1,000	$1,071	$1.68	$1,015	$1.64
	Class N	0.74%	$1,000	$1,071	$2.54	$1,014	$2.47
DoubleLine Emerging Markets Fixed Income Fund	Class I	0.95%	$1,000	$1,068	$4.76	$1,020	$4.65
	Class N	1.20%	$1,000	$1,067	$6.01	$1,018	$5.87

* Expenses are equal to the Fund’s annualized expense ratio (fees and waivers in effect) multiplied by the average account value over the period, multiplied by 121/365 for DoubleLine Core Fixed Income Fund and 177/365 for DoubleLine Emerging Markets Fixed Income Fund and DoubleLine Total Return Bond Fund, to reflect the period since inception.

Semi-Annual Report	September 30, 2010	25

Evaluation of Advisory Agreement by the Board of Trustees	(Unaudited)

The Trust and DoubleLine Capital LP (the “Adviser”) are parties to an Investment Advisory Agreement dated March 25, 2010 (the “Advisory Agreement”) with respect to each of the Funds of the Trust. At its meeting on March 25, 2010, the Board of Trustees, including the Independent Trustees voting separately, approved the Advisory Agreement for the first time. This section describes the evaluation by the Board of Trustees of the Advisory Agreement.

The Board reviewed a wide range of materials at the meeting, including information previously requested by counsel to the Funds on behalf of the Board. This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the Independent Trustees.

In considering the Advisory Agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Funds generally and with respect to each Fund as they considered appropriate. The Trustees made the determination to approve the Advisory Agreement on a Fund-by-Fund basis. In all of its deliberations, the Board of Trustees and the Independent Trustees were advised by counsel to the Funds and by independent counsel to the Independent Trustees.

Factors considered by the Trustees included, among others:

•	the nature, extent, and quality of the services expected to be provided by the Adviser;

•	information regarding the expertise of the Adviser’s personnel;

•	the costs of the services to be provided and anticipated profits to be realized by the Adviser;

•	information regarding fees charged by other advisers for comparable services;

•	fees charged by the Adviser for comparable services to other clients, if any; and

•	any effect anticipated economies of scale that may be realized as the Funds grow should have on the proposed advisory fees.

The Trustees considered the high value to the Trust of its new relationship with the Adviser. The Trustees considered the Adviser’s apparent success in attracting competent employees to date and the Adviser’s likely ability to continue to attract and retain key employees. The Trustees considered the detailed compliance policies and procedures developed by the Adviser and the Adviser’s apparent commitment to the compliance process. The Trustees also considered the Adviser’s administrative capabilities, including its ability to supervise the other service providers to the Trust. The Trustees recognized the considerable efforts of the Adviser in assembling the Trust’s service providers, including the administrative, distribution, operational, compliance, trading, and portfolio management teams required to manage investment companies such as the Funds.

The Trustees noted that the Trust had not commenced operations at the time of the Board meeting and had no historical investment performance. However, the Trustees considered the expertise of the Funds’ proposed portfolio management teams generally and the performance of funds managed by the Adviser’s principal employees while employed by their previous employer. The Trustees concluded, on the basis of the foregoing considerations, that the Adviser appeared to have the personnel and capabilities necessary to provide the services contemplated by the Advisory Agreement.

The Trustees reviewed the Funds’ advisory fee structures. The Trustees considered comparative information with respect to the advisory fee rates for similar funds managed by third parties and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. The Trustees also considered the Adviser’s estimated net profit margin attributable to its management of each Fund of the Trust, and determined that it did not appear unreasonable. The Trustees noted that, although there were no breakpoints in the advisory fee structures, each Fund was subject to an expense cap that would have the effect of limiting each Fund’s ordinary operating expenses (ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, and any other extraordinary expense) for a period of time. They also noted that, since each of the Funds would be in its initial start-up phase, it was unlikely that significant economies of scale would be achieved in the foreseeable future or that the Adviser was likely to receive levels of compensation from the Funds warranting the Trustees’ consideration of breakpoints or other modifications to the Funds’ advisory fees during the Advisory Agreement’s initial term. The Trustees noted that, because the Adviser is newly organized, it had no other comparable investment advisory clients.

The Trustees considered that the Funds were in their start-up phase, and that the Adviser was not expected to utilize soft dollar credits to purchase brokerage or research. The Trustees concluded that any fall-out benefits the Adviser would enjoy as a result of its relationship with the Funds, at least in the initial start-up phase, would likely be limited.

On the basis of these considerations, the Trustees determined to approve the Advisory Agreement for each Fund for the proposed initial term.

26	DoubleLine Funds

Information About Proxy Voting	(Unaudited)

Information about how a Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling (800) 248-4486 and on the SEC’s website at http://www.sec.gov.

A description of the Funds’ proxy voting policies and procedures is available (i) without charge, upon request, by calling 877-DLine11 (877-354-6311); (ii) on the Fund’s web site at www.doublelinefunds.com; and (iii) on the commission’s web site at http://www.sec.gov.

Information About The Portfolio Holdings

It is the policy of the Trust to provide certain unaudited information regarding the portfolio composition of the Funds as of month-end to shareholders and others upon request to the Funds, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter).

Shareholders and others who wish to obtain Portfolio Holdings for a particular month may make a request by contacting the Funds at no charge at 877-DLine11 (877-354-6311) between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for Portfolio holdings may be made on a monthly basis pursuant to this procedure, or standing requests for Portfolio Holdings may be accepted.

Householding — Important Notice Regarding Delivery of Shareholder Documents

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free 877-DLine11 (877-354-6311) to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

Semi-Annual Report	September 30, 2010	27

Privacy Notice	(Unaudited)

The Funds may collect nonpublic information about you from the following sources:

*	Information we receive about you on applications or other forms;
*	Information you may give us orally;
*	Information about your transactions with us or others;
*	Information you submit to us in correspondence, including emails; and
*	Information about any bank account you use for transfers between your bank account and any Fund account, including information provided when effecting wire transfers.

The Funds do not disclose any nonpublic personal information about our customers or former customers without the customer’s authorization, except as permitted by law. The Funds shall limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. The Funds also may disclose that information to nonaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed upon services to you. The Funds maintain procedural safeguards to guard your nonpublic personal information. If, at any time in the future, it is necessary to disclose any of your personal information in a way that is inconsistent with this policy, the Funds will give you advance notice of the proposed change so that you will have the opportunity to opt out of such disclosure.

28	DoubleLine Funds

DoubleLine Capital LP	333 South Grand Avenue 18th Floor Los Angeles, CA 90071 doubleline.com	info@doubleline.com 1. 213. 633. 8200

Investment Adviser:

DoubleLine Capital LP

333 South Grand Avenue

18th Floor

Los Angeles, CA 90071

Distributor:

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator and

Transfer Agent:

U.S. Bancorp Fund

Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Custodian:

U.S. Bank, N.A.

1555 North River Center

Drive, Suite 302

Milwaukee, WI 53212

Independent Registered

Public Accounting Firm:

PricewaterhouseCoopers LLP

350 South Grand Avenue

Los Angeles, CA 90071

Legal Counsel:

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Contact Information:

doublelinefunds.com

fundinfo@doubleline.com

1-877-DLine11 or

1-877-354-6311

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940

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(the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DoubleLine Funds Trust

By (Signature and Title)*	/s/ Ron R. Redell
Ronald R. Redell, President

Date December 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ron R. Redell
Ronald R. Redell, President

Date December 9, 2010

By (Signature and Title)*	/s/ Joseph W. Sullivan
Joseph W. Sullivan, Treasurer

Date December 9, 2010

*	Print the name and title of each signing officer under his or her signature.

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